UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Income Fund

Semi-Annual Report
June 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

Illinois	13.5
New York	8.4
Pennsylvania	7.5
Other	7.4
Georgia	6.4

Revenue Sources (% of Fund's net assets)
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Transportation	24.4%
General Obligations	22.8%
Health Care	15.5%
Education	10.7%
Special Tax	5.0%
Water & Sewer	5.0%
Others* (Individually Less Than 5%)	16.6%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount (a)	Value ($)
Alabama - 0.5%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	155,000	167,975
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	155,000	166,703
5% 4/1/26	145,000	159,157
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	2,080,000	2,110,716
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/33	255,000	263,435
5% 3/1/36	460,000	473,660
TOTAL ALABAMA		3,341,646
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	175,000	184,511
4% 12/1/29	290,000	308,447
5% 12/1/28	400,000	450,115
5% 6/1/29	300,000	337,365
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	255,000	248,151
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	675,000	704,982
TOTAL ALASKA		2,233,571
Arizona - 1.0%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.458%, tender 1/1/37 (b)(c)	150,000	141,048
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	230,000	236,022
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/29	410,000	459,335
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	55,000	44,386
5% 5/1/51	55,000	43,734
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	340,000	383,613
5% 7/1/38	550,000	619,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (b)(d)	370,000	372,217
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	130,000	144,466
5% 7/1/31	190,000	210,767
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	15,000	13,760
5% 7/1/48	20,000	17,290
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	175,000	185,431
Series 2021 A, 4% 9/1/51	295,000	274,481
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	199,006
6% 1/1/48 (e)	395,000	292,416
Maricopa County Rev. Series 2016 A, 5% 1/1/33	305,000	324,670
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	50,000	50,000
Series 2017 A:
5% 7/1/33 (d)	55,000	58,449
5% 7/1/36 (d)	90,000	94,643
5% 7/1/37 (d)	65,000	68,254
Series 2017 B:
5% 7/1/29	125,000	137,432
5% 7/1/33	175,000	189,714
5% 7/1/36	205,000	220,486
5% 7/1/37	125,000	134,246
Series 2019 B, 5% 7/1/35 (d)	720,000	764,487
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	410,000	454,785
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	450,000	500,367
TOTAL ARIZONA		6,634,505
California - 4.8%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	165,756
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	10,000	10,023
Series 2016, 5% 9/1/29	110,000	120,732
Series 2017:
5% 11/1/27	585,000	661,662
5% 8/1/30	725,000	807,479
Series 2020, 4% 11/1/37	575,000	579,579
Series 2022, 5% 4/1/47	3,050,000	3,401,024
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	212,094	197,901
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (e)	100,000	86,445
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (e)	100,000	76,759
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,685,000	1,643,096
Series 2022 C:
5% 8/1/31 (f)(g)	190,000	218,035
5% 8/1/34 (f)(g)	350,000	396,979
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	195,000	181,078
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	63,800
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	250,000	203,538
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	255,000	190,904
Long Beach Unified School District Series 2009, 5.5% 8/1/29	10,000	10,029
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,995,000	2,182,948
Series B, 5% 7/1/50	1,435,000	1,566,624
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/40	30,000	33,580
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (d)	255,000	273,827
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	181,528
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	285,000	307,018
4% 8/1/32	400,000	426,178
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	90,000	95,885
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	300,000	211,219
Series 2011, 0% 8/1/46	60,000	20,356
Series B:
0% 8/1/37	395,000	221,125
0% 8/1/39	1,200,000	607,395
0% 8/1/41	200,000	91,281
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	50,000	52,298
5% 9/1/26	65,000	68,780
5% 9/1/29	135,000	140,740
5% 9/1/31	60,000	62,075
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	221,516
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	685,000	778,991
5% 5/1/52	1,160,000	1,312,865
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	180,000	111,064
Series 2008 E, 0% 7/1/47 (h)	440,000	314,872
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/35 (d)	360,000	382,224
5% 5/1/49 (d)	3,960,000	4,114,474
Series 2019 B, 5% 5/1/49	275,000	289,879
Series 2019 E, 5% 5/1/50 (d)	395,000	410,108
Series 2022 A:
5% 5/1/26 (d)	920,000	992,148
5% 5/1/27 (d)	930,000	1,012,737
5% 5/1/28 (d)	1,245,000	1,363,413
5% 5/1/29 (d)	835,000	918,761
Series 2022 B, 5% 5/1/52	2,525,000	2,698,794
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	235,000	242,046
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	290,000	298,695
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,075,000	350,645
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	247,299
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	230,000	240,093
Series 2013 B, 5.5% 8/1/38	50,000	52,194
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	100,000	100,273
TOTAL CALIFORNIA		32,010,767
Colorado - 3.2%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	125,000	130,427
5% 10/1/43	160,000	164,108
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	85,000	81,713
4% 9/1/36	65,000	62,166
5% 9/1/46	370,000	378,957
Series 2019 A:
5% 11/1/25	540,000	578,561
5% 11/15/39	700,000	751,218
Series 2019 A1, 4% 8/1/44	1,170,000	1,076,847
Series 2019 A2:
4% 8/1/49	725,000	649,502
5% 8/1/44	4,585,000	4,683,771
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	165,000	168,602
Series 2019 H, 4.25% 11/1/49	290,000	296,416
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	1,030,000	1,177,175
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (d)	175,000	190,939
5% 11/15/27 (d)	150,000	165,371
Series 2018 A:
5% 12/1/30 (d)	390,000	431,827
5% 12/1/34 (d)	260,000	288,967
5% 12/1/36 (d)	255,000	269,759
5% 12/1/37 (d)	505,000	532,206
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,550,000	1,728,495
5% 9/15/46	2,375,000	2,645,516
Series 2020 B:
5% 9/15/28	770,000	880,861
5% 9/15/29	1,430,000	1,657,310
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	705,000	786,909
5% 9/1/40	820,000	855,929
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	305,000	297,864
Series 2021 C3B, 2%, tender 10/15/26 (b)	260,000	250,634
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	47,000	50,797
Series 2020, 5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	83,948
TOTAL COLORADO		21,316,795
Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	145,000	153,712
Series 2016 B, 5% 5/15/26	365,000	401,278
Series 2018 F:
5% 9/15/23	130,000	134,896
5% 9/15/24	165,000	175,269
5% 9/15/25	165,000	179,108
Series 2021 D:
5% 7/15/24	335,000	354,186
5% 7/15/25	555,000	600,385
5% 7/15/26	555,000	612,069
5% 7/15/27	735,000	824,163
5% 7/15/28	850,000	962,467
Series 2022 D, 5% 9/15/28	295,000	334,753
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	25,000	26,985
5% 7/1/27	20,000	21,882
5% 7/1/28	30,000	32,617
5% 7/1/29	20,000	21,660
Series 2016 K, 4% 7/1/46	445,000	381,059
Series 2019 A:
5% 7/1/26 (e)	350,000	347,899
5% 7/1/27 (e)	205,000	202,803
5% 7/1/49 (e)	420,000	355,686
Series 2019 Q-1:
5% 11/1/22	240,000	242,765
5% 11/1/26	255,000	281,567
Series 2020 A, 4% 7/1/40	390,000	379,786
Series 2021 G:
4% 3/1/46	305,000	298,346
4% 3/1/51	490,000	473,200
Series 2022 M, 4% 7/1/39	585,000	527,199
Series K1:
5% 7/1/27	25,000	26,205
5% 7/1/29	65,000	67,773
5% 7/1/30	50,000	51,815
5% 7/1/31	410,000	422,710
5% 7/1/33	80,000	81,975
5% 7/1/34	580,000	592,987
Series K3, 5% 7/1/43	605,000	608,670
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	430,000	420,183
Series C:
5% 5/15/23 (d)	75,000	76,889
5% 11/15/23 (d)	350,000	363,067
5% 5/15/24 (d)	630,000	659,207
5% 11/15/24 (d)	295,000	311,624
5% 11/15/25 (d)	260,000	278,650
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	190,000	208,424
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	230,000	239,523
5% 4/1/39 (e)	295,000	303,745
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	55,000	59,824
Stratford Gen. Oblig. Series 2019, 5% 1/1/23	520,000	528,703
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	260,000	282,360
TOTAL CONNECTICUT		13,910,074
Delaware - 0.1%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	294,000	336,009
Series 2020 A, 5% 1/1/31	294,000	339,774
TOTAL DELAWARE		675,783
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/27	380,000	407,299
5% 2/1/28	380,000	430,810
5% 2/1/29	505,000	579,070
Series 2021 E:
5% 2/1/27	1,285,000	1,433,322
5% 2/1/28	835,000	946,648
5% 2/1/29	1,070,000	1,226,939
District of Columbia Rev. Series 2018, 5% 10/1/48	2,100,000	2,173,659
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	210,000	234,754
5% 10/1/32	265,000	295,364
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/28 (d)	335,000	365,859
5% 10/1/30 (d)	415,000	447,772
5% 10/1/31 (d)	75,000	80,640
5% 10/1/32 (d)	115,000	123,053
5% 10/1/33 (d)	55,000	58,581
5% 10/1/35 (d)	125,000	132,151
5% 10/1/42 (d)	255,000	266,462
Series 2019 A, 5% 10/1/25 (d)	180,000	193,176
Series 2020 A:
5% 10/1/26 (d)	650,000	707,899
5% 10/1/27 (d)	225,000	247,773
5% 10/1/28 (d)	115,000	127,430
TOTAL DISTRICT OF COLUMBIA		10,478,661
Florida - 4.6%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	90,000	95,456
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	50,000	50,379
Series 2012 Q1, 5% 10/1/25	265,000	266,805
Series 2015 C, 5% 10/1/24 (d)	130,000	136,947
Series 2017:
5% 10/1/25 (d)	15,000	16,084
5% 10/1/26 (d)	50,000	54,141
5% 10/1/27 (d)	50,000	54,679
5% 10/1/29 (d)	135,000	145,485
5% 10/1/30 (d)	35,000	37,486
5% 10/1/32 (d)	175,000	185,962
5% 10/1/33 (d)	65,000	68,755
5% 10/1/34 (d)	65,000	68,494
5% 10/1/35 (d)	75,000	78,745
5% 10/1/36 (d)	100,000	104,863
5% 10/1/37 (d)	115,000	120,178
5% 10/1/42 (d)	655,000	679,741
5% 10/1/47 (d)	305,000	314,776
Series 2019 A, 5% 10/1/49 (d)	705,000	733,933
Series A:
5% 10/1/28 (d)	150,000	158,088
5% 10/1/30 (d)	175,000	182,945
5% 10/1/31 (d)	150,000	156,503
5% 10/1/32 (d)	140,000	145,702
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	35,000	38,041
Series 2012 A, 5% 7/1/27	290,000	290,000
Series 2015 A, 5% 7/1/27	50,000	53,565
Series 2015 B, 5% 7/1/24	140,000	147,462
Series 2016, 5% 7/1/32	110,000	119,210
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	220,000	228,409
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	105,000	112,831
5% 7/1/32	620,000	664,018
Series 2016 A, 5% 7/1/33	70,000	76,027
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	215,000	193,109
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	430,000	464,895
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	325,000	334,515
Series 2015 C:
5% 10/1/30	165,000	170,396
5% 10/1/40	100,000	101,880
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	110,000	119,385
5% 10/1/31	120,000	129,939
Series 2015 B:
5% 10/1/28	50,000	53,660
5% 10/1/30	90,000	96,125
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	50,000	51,643
Series 2016:
5% 10/1/22 (d)	50,000	50,385
5% 10/1/24 (d)	150,000	158,016
5% 10/1/26 (d)	85,000	92,040
5% 10/1/27 (d)	50,000	54,679
Series 2017 A:
5% 10/1/25 (d)	15,000	16,059
5% 10/1/25 (Escrowed to Maturity) (d)	35,000	37,777
5% 10/1/27 (d)	25,000	27,276
5% 10/1/27 (Escrowed to Maturity) (d)	80,000	89,167
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	150,000	167,578
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	165,000	184,336
5% 10/1/31 (d)	435,000	464,484
5% 10/1/32 (d)	340,000	361,299
5% 10/1/34 (d)	305,000	321,393
5% 10/1/35 (d)	400,000	420,165
5% 10/1/36 (d)	380,000	398,662
5% 10/1/37 (d)	315,000	330,094
Series 2019 A, 5% 10/1/54 (d)	2,460,000	2,562,986
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27 (Pre-Refunded to 6/1/25 @ 100)	70,000	73,490
5% 6/1/24	15,000	15,674
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (d)	155,000	164,494
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	50,000	52,743
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	50,000	52,743
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (d)	50,000	50,379
5% 10/1/23 (d)	390,000	392,834
5% 10/1/24 (d)	460,000	463,154
Series 2014 A:
5% 10/1/28 (d)	255,000	264,596
5% 10/1/33 (d)	425,000	439,304
5% 10/1/36 (d)	800,000	821,902
Series 2015 A:
5% 10/1/29 (d)	80,000	83,343
5% 10/1/31 (d)	70,000	72,428
5% 10/1/35 (d)	275,000	282,690
5% 10/1/38 (d)	95,000	97,561
Series 2016 A:
5% 10/1/29	75,000	80,249
5% 10/1/31	90,000	95,566
Series 2017 B, 5% 10/1/40 (d)	875,000	909,266
Series 2020 A, 4% 10/1/39	490,000	475,206
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	190,000	191,682
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	175,000	180,870
Series 2014 B:
5% 7/1/26	125,000	131,613
5% 7/1/27	90,000	94,707
5% 7/1/28	50,000	52,635
Series 2016 A:
5% 7/1/32	215,000	228,156
5% 7/1/33	185,000	195,966
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	42,983
5% 5/1/29	205,000	216,824
Series 2016 A:
5% 5/1/30	380,000	405,534
5% 5/1/32	505,000	536,499
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	205,000	234,045
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	115,000	119,125
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	70,000	73,741
5% 10/1/27 (d)	50,000	53,842
5% 10/1/29 (d)	55,000	58,512
5% 10/1/30 (d)	95,000	100,551
5% 10/1/31 (d)	65,000	68,626
5% 10/1/32 (d)	100,000	105,238
5% 10/1/33 (d)	215,000	225,834
5% 10/1/34 (d)	230,000	241,564
5% 10/1/35 (d)	240,000	251,790
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/31 (f)	200,000	216,656
5% 11/1/33 (f)	350,000	370,642
5% 11/1/36 (f)	370,000	386,216
5% 11/1/38 (f)	400,000	415,648
5% 11/1/40 (f)	400,000	412,369
5% 11/1/42 (f)	500,000	512,607
Series 2014, 5% 12/1/22 (Escrowed to Maturity)	35,000	35,502
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	240,000	255,375
5% 8/1/29	300,000	318,401
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	430,000	411,075
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	255,000	277,506
5% 10/1/32	315,000	341,862
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	125,000	124,232
5% 8/15/26	170,000	184,851
5% 8/15/27	115,000	126,654
5% 8/15/28	75,000	83,294
5% 8/15/30	165,000	180,980
5% 8/15/31	160,000	174,167
5% 8/15/32	115,000	123,806
5% 8/15/34	325,000	346,807
5% 8/15/35	215,000	228,604
5% 8/15/42	335,000	350,836
5% 8/15/47	495,000	515,598
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	55,000	56,336
Series 2015 A, 5% 12/1/40	110,000	112,382
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 5% 7/1/50	1,320,000	1,376,009
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/25	70,000	70,404
Series 2020 A:
0% 9/1/37	235,000	120,128
0% 9/1/49	765,000	201,031
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	65,000	69,029
5% 10/15/49	125,000	132,071
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	50,000	54,240
5% 8/1/32 (Build America Mutual Assurance Insured)	255,000	275,628
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	90,000	95,197
5% 8/1/26	20,000	21,142
TOTAL FLORIDA		30,712,897
Georgia - 6.4%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (d)	170,000	174,906
Series 2019 B, 5% 7/1/25 (d)	140,000	149,606
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015, 5% 11/1/27	50,000	53,434
Series 2018 B, 5% 11/1/47	480,000	513,254
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	825,000	819,941
Series 2013 1st, 2.925%, tender 3/12/24 (b)	1,555,000	1,550,257
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	500,000	551,637
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	1,470,000	1,555,302
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	150,000	150,246
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	265,000	275,144
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	110,000	106,947
Georgia Gen. Oblig. Series 2022 A:
5% 7/1/33 (f)	1,025,000	1,222,699
5% 7/1/34 (f)	2,140,000	2,543,807
5% 7/1/35 (f)	3,610,000	4,280,747
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	325,000	326,810
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	190,000	191,144
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	295,000	295,978
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	180,000	180,597
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	210,000	210,282
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	150,000	149,897
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	155,000	171,593
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	295,000	320,543
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	175,000	190,153
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	260,000	281,022
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	180,000	194,553
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	175,000	176,451
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	585,000	667,247
5% 6/1/32	880,000	1,000,037
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	115,000	102,936
5% 8/1/39	105,000	107,035
5% 8/1/43	140,000	141,670
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	415,000	409,596
4% 7/1/43	435,000	406,111
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	1,295,000	1,321,127
Series 2021 A, 4%, tender 9/1/27 (b)	14,680,000	15,051,331
Series 2022 E, 4%, tender 12/1/29 (b)	3,880,000	3,850,590
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24 (Escrowed to Maturity)	255,000	268,242
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/37	295,000	288,980
5% 4/1/30	160,000	178,393
5% 4/1/36	165,000	181,696
Series 2020 B:
4% 9/1/37	395,000	396,446
4% 9/1/38	515,000	515,670
5% 9/1/25	365,000	395,664
5% 9/1/32	370,000	418,344
TOTAL GEORGIA		42,338,065
Hawaii - 1.3%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (d)	380,000	391,627
Series 2018 A:
5% 7/1/29 (d)	65,000	70,786
5% 7/1/30 (d)	75,000	81,091
5% 7/1/31 (d)	75,000	80,756
5% 7/1/32 (d)	75,000	80,321
5% 7/1/33 (d)	75,000	79,926
5% 7/1/48 (d)	4,170,000	4,331,419
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (d)	60,000	60,600
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,880,000	2,158,021
Series 2022 A:
5% 11/1/24 (f)(g)	250,000	265,564
5% 11/1/25 (f)(g)	110,000	119,347
5% 11/1/27 (f)(g)	450,000	505,768
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	80,000	80,180
5.25% 8/1/24 (d)	100,000	102,830
5.25% 8/1/25 (d)	125,000	128,360
TOTAL HAWAII		8,536,596
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	45,000	45,652
Illinois - 13.5%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	465,000	465,014
Series 2015 C, 5.25% 12/1/39	85,000	86,696
Series 2016 B, 6.5% 12/1/46	100,000	107,990
Series 2017 A, 7% 12/1/46 (e)	140,000	155,699
Series 2017 C:
5% 12/1/24	290,000	298,727
5% 12/1/25	165,000	171,226
5% 12/1/26	100,000	104,372
5% 12/1/30	130,000	134,216
Series 2017 D:
5% 12/1/23	150,000	153,180
5% 12/1/24	100,000	103,009
5% 12/1/31	150,000	154,795
Series 2018 A:
5% 12/1/25	100,000	103,773
5% 12/1/26	100,000	104,372
5% 12/1/28	240,000	251,807
5% 12/1/30	350,000	362,935
5% 12/1/32	100,000	103,038
5% 12/1/35	100,000	102,452
Series 2018 C, 5% 12/1/46	1,585,000	1,606,594
Series 2019 A:
5% 12/1/28	165,000	173,118
5% 12/1/30	340,000	353,632
5% 12/1/31	190,000	196,859
5% 12/1/33	455,000	468,704
Series 2022 A, 5% 12/1/47	780,000	786,361
Series 2022 B:
4% 12/1/35	585,000	551,856
4% 12/1/36	1,005,000	942,061
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	295,000	316,683
Series 2020 A:
5% 1/1/29	870,000	922,674
5% 1/1/30	1,500,000	1,583,235
Series 2021 A, 5% 1/1/32	1,530,000	1,601,532
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (d)	1,320,000	1,332,606
5.5% 1/1/29 (d)	235,000	237,538
Series 2014 A:
5% 1/1/27 (d)	525,000	539,964
5% 1/1/28 (d)	970,000	996,066
5% 1/1/33 (d)	270,000	276,270
5% 1/1/34 (d)	130,000	132,745
Series 2016 A:
4% 1/1/33 (d)	375,000	368,775
5% 1/1/28 (d)	100,000	105,261
Series 2016 B:
4% 1/1/35	80,000	79,120
5% 1/1/36	100,000	104,248
5% 1/1/37	135,000	140,531
5% 1/1/46	360,000	367,552
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	315,000	319,067
Series 2013 D, 5% 1/1/27	160,000	162,066
Series 2015 A:
5% 1/1/31 (d)	305,000	314,926
5% 1/1/32 (d)	615,000	634,100
Series 2015 C, 5% 1/1/46 (d)	120,000	121,975
Series 2016 B, 5% 1/1/34	310,000	325,859
Series 2016 C:
5% 1/1/33	140,000	147,465
5% 1/1/34	160,000	168,185
Series 2016 G:
5% 1/1/37 (d)	100,000	103,920
5% 1/1/42 (d)	100,000	103,291
5.25% 1/1/29 (d)	20,000	21,569
5.25% 1/1/31 (d)	20,000	21,339
Series 2017 A, 5% 1/1/31	180,000	193,677
Series 2017 B:
5% 1/1/35	105,000	111,295
5% 1/1/37	430,000	453,170
Series 2017 C:
5% 1/1/30	30,000	32,448
5% 1/1/31	30,000	32,279
5% 1/1/32	30,000	32,147
Series 2017 D:
5% 1/1/28 (d)	150,000	161,282
5% 1/1/29 (d)	125,000	133,511
5% 1/1/32 (d)	135,000	142,012
5% 1/1/34 (d)	205,000	213,933
5% 1/1/35 (d)	150,000	156,336
5% 1/1/36 (d)	190,000	197,807
5% 1/1/37 (d)	100,000	103,920
Series 2018 A:
5% 1/1/37 (d)	1,030,000	1,086,156
5% 1/1/39 (d)	1,005,000	1,056,168
5% 1/1/48 (d)	165,000	171,282
5% 1/1/53 (d)	285,000	295,060
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	135,000	139,148
5% 7/1/48 (d)	1,140,000	1,157,621
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	910,000	936,388
Series 2017, 5% 12/1/46	205,000	212,985
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	90,000	92,410
5% 6/1/24	15,000	15,734
5% 6/1/25	15,000	15,989
5% 6/1/26	10,000	10,820
Cook County Forest Preservation District Series 2012 A, 5% 11/15/22	100,000	101,295
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	560,000	566,066
Series 2016 A:
5% 11/15/26	290,000	317,163
5% 11/15/27	140,000	152,631
5% 11/15/28	185,000	200,741
5% 11/15/29	230,000	248,785
5% 11/15/30	255,000	274,961
Series 2021 A, 5% 11/15/33	550,000	605,675
Series 2021 B:
4% 11/15/25	215,000	225,117
4% 11/15/26	110,000	115,947
4% 11/15/27	110,000	116,636
4% 11/15/28	55,000	58,449
Illinois Fin. Auth.:
Series 2020 A, 4% 5/15/50	1,760,000	1,595,540
Series 2022 A:
5% 10/1/35 (f)	330,000	327,935
5.5% 10/1/39 (f)	750,000	769,487
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	60,000	62,799
5% 8/1/30	45,000	46,854
5% 8/1/32	60,000	61,965
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	50,000	49,730
5% 10/1/29	50,000	53,295
5% 10/1/30	50,000	53,043
5% 10/1/35	100,000	104,872
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	1,585,000	1,492,326
5% 5/15/43	2,105,000	2,163,502
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	60,000	58,831
4% 2/15/33	15,000	15,097
5% 2/15/29	310,000	339,799
5% 2/15/36	70,000	74,390
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	50,000	50,995
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	25,000	25,744
Series 2012:
4% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	445,000	446,829
5% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	95,000	95,540
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	265,000	268,316
Series 2013:
5% 11/15/24	25,000	25,303
5% 11/15/27	5,000	5,059
5% 11/15/28	145,000	146,640
5% 11/15/29	70,000	70,804
Series 2015 A:
5% 10/1/35	885,000	942,123
5% 11/15/45	165,000	168,473
Series 2015 B, 5% 11/15/27	160,000	168,299
Series 2015 C:
4.125% 8/15/37	45,000	43,951
5% 8/15/35	375,000	386,832
5% 8/15/44	1,845,000	1,888,701
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	50,000	50,203
5% 8/15/25 (Escrowed to Maturity)	120,000	129,791
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	60,000	65,737
5% 2/15/29	260,000	279,836
5% 2/15/30	275,000	294,628
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	35,000	38,346
5% 2/15/31	220,000	234,328
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	65,000	71,215
5% 2/15/32	215,000	227,119
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	30,000	32,868
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	255,000	279,381
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	30,000	33,067
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	25,000	27,556
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	130,000	142,429
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	105,000	115,733
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	30,000	33,359
Series 2016 B:
5% 8/15/31	375,000	400,691
5% 8/15/32	305,000	323,828
5% 8/15/34	380,000	400,059
5% 8/15/36	530,000	556,706
Series 2016 C:
3.75% 2/15/34	75,000	73,572
4% 2/15/36	315,000	315,462
4% 2/15/41	1,855,000	1,832,082
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	40,000	42,518
5% 2/15/24	5,000	5,230
5% 2/15/30	390,000	425,049
5% 2/15/31	1,415,000	1,527,784
5% 2/15/32	225,000	240,938
5% 2/15/34	180,000	191,906
5% 2/15/41	350,000	367,972
Series 2016 D, 4% 2/15/46	2,315,000	2,158,922
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,315
5% 5/15/29	65,000	68,837
5% 12/1/29	85,000	90,688
5% 5/15/30	135,000	142,275
5% 12/1/33	115,000	121,635
5% 12/1/46	1,300,000	1,344,374
Series 2017 A, 5% 8/1/42	45,000	46,136
Series 2017:
5% 1/1/29	170,000	186,852
5% 7/1/34	285,000	307,922
5% 7/1/35	240,000	258,882
Series 2019, 4% 9/1/35	145,000	135,488
Illinois Gen. Oblig.:
Series 2013:
5.5% 7/1/24	50,000	51,397
5.5% 7/1/25	265,000	271,741
Series 2014:
5% 2/1/25	185,000	190,743
5% 2/1/26	140,000	144,439
5% 4/1/28	115,000	118,472
5% 5/1/28	110,000	113,452
5% 2/1/39	865,000	874,082
5.25% 2/1/31	20,000	20,494
Series 2016:
5% 6/1/26	60,000	63,965
5% 2/1/27	340,000	365,023
Series 2017 C, 5% 11/1/29	425,000	452,418
Series 2017 D, 5% 11/1/27	1,050,000	1,132,197
Series 2021 A:
5% 3/1/34	1,035,000	1,099,917
5% 3/1/46	2,165,000	2,223,017
Series 2022 A:
5% 3/1/29	645,000	699,251
5% 3/1/31	705,000	762,916
5% 3/1/36	1,820,000	1,925,605
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	990,000	966,686
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	438,763	396,137
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	100,000	100,729
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	205,000	220,199
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A:
5% 12/1/31	355,000	378,619
5% 12/1/32	520,000	552,917
Series 2019 A, 5% 1/1/44	140,000	150,061
Series A:
5% 1/1/40	335,000	365,400
5% 1/1/41	880,000	954,085
5% 1/1/45	2,975,000	3,205,386
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	355,000	383,465
5% 2/1/35	255,000	275,356
5% 2/1/36	435,000	468,955
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	260,000	251,008
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	320,000	312,157
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	3,150,000	1,173,164
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	1,540,000	516,472
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	185,000	55,863
Series 2012 B, 0% 12/15/51	660,000	146,130
Series A, 0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	162,104
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	269,028
Series 1996 A, 0% 6/15/24	155,000	146,164
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	148,252
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,445,000	1,282,269
Series 2017 B:
5% 12/15/25	50,000	52,545
5% 12/15/26	165,000	175,012
5% 12/15/27	20,000	21,371
5% 12/15/31	35,000	36,449
5% 12/15/34	20,000	20,604
Series 2020 A, 5% 6/15/50	560,000	565,097
Series 2020 B, 5% 6/15/42	675,000	690,764
Series 2022 A:
0% 12/15/36	65,000	33,611
0% 12/15/39	515,000	223,293
0% 12/15/40	430,000	175,788
0% 12/15/41	1,225,000	472,917
4% 6/15/52	5,875,000	5,057,243
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	395,000	435,409
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	1,215,000	1,306,212
5% 6/1/28	140,000	149,722
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	275,000	285,292
6.25% 10/1/38	275,000	286,388
Series 2018 A, 5% 4/1/30	210,000	230,083
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	274,492
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	65,000	70,984
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	75,000	81,905
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	75,000	81,905
TOTAL ILLINOIS		89,474,706
Indiana - 0.7%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	90,000	77,315
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	140,000	121,667
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	355,000	382,836
Series 2016:
5% 9/1/22	15,000	15,087
5% 9/1/24	35,000	37,076
5% 9/1/26	65,000	71,640
5% 9/1/27	30,000	32,954
5% 9/1/28	155,000	169,084
5% 9/1/29	75,000	81,391
5% 9/1/30	70,000	75,578
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	130,000	131,135
Series 2015 A, 5% 10/1/30	245,000	256,672
Series 2021 2, 5% 10/1/41	515,000	574,418
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	180,000	150,269
Series 2021 B:
3% 7/1/50	165,000	161,406
5% 1/1/23	145,000	147,320
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	340,000	370,487
Series 2016:
4% 1/1/32 (d)	50,000	50,123
4% 1/1/33 (d)	50,000	49,969
4% 1/1/34 (d)	65,000	64,577
4% 1/1/35 (d)	140,000	138,326
5% 1/1/26 (d)	55,000	58,931
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	110,000	111,998
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	60,000	66,817
5% 7/1/35	120,000	133,424
5% 7/1/36	130,000	144,356
5% 7/1/37	120,000	133,022
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	495,000	517,836
Series 2020, 4% 4/1/37	245,000	240,265
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (b)(d)	90,000	90,733
TOTAL INDIANA		4,656,712
Iowa - 0.3%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	70,000	66,349
5% 5/15/48	170,000	158,112
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/22 (d)	115,000	116,452
5% 12/1/29 (d)	310,000	342,561
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	295,000	280,463
4% 6/1/36	295,000	276,089
4% 6/1/39	295,000	269,153
5% 6/1/32	265,000	282,227
Series 2021 B1, 4% 6/1/49	410,000	395,247
TOTAL IOWA		2,186,653
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A, 5% 9/1/40	230,000	239,114
Kentucky - 1.0%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	80,000	85,623
5% 1/1/31	75,000	79,371
5% 1/1/32	75,000	79,087
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	930,000	945,337
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	50,000	54,337
5% 5/1/29	275,000	303,357
5% 5/1/32	70,000	77,069
5% 5/1/33	55,000	60,232
5% 5/1/34	65,000	71,085
5% 5/1/35	40,000	43,236
5% 5/1/36	30,000	32,368
Series B, 5% 8/1/23	355,000	366,593
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (b)	2,760,000	2,793,276
Series A, 4% 6/1/24	145,000	147,289
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	130,000	138,733
Series 2020 D, 5%, tender 10/1/29 (b)	155,000	169,338
Series 2013 A:
5.5% 10/1/33	170,000	175,607
5.75% 10/1/38	445,000	460,360
Series 2020 A, 5% 10/1/37	360,000	381,101
TOTAL KENTUCKY		6,463,399
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	145,000	149,326
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	75,000	79,279
5% 12/15/25	155,000	166,020
5% 12/15/26	65,000	70,613
5% 12/15/28	100,000	107,531
5% 12/15/29	70,000	75,007
5% 12/15/30	140,000	149,537
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	70,000	73,269
5% 1/1/29 (d)	265,000	275,593
5% 1/1/30 (d)	355,000	367,916
5% 1/1/31 (d)	125,000	129,159
Series 2017 B:
5% 1/1/27 (d)	20,000	21,635
5% 1/1/28 (d)	10,000	10,770
5% 1/1/32 (d)	20,000	21,064
5% 1/1/33 (d)	35,000	36,737
5% 1/1/34 (d)	10,000	10,457
5% 1/1/35 (d)	20,000	20,845
5% 1/1/37 (d)	295,000	306,195
Series 2017 D2:
5% 1/1/27 (d)	25,000	27,044
5% 1/1/28 (d)	35,000	37,693
5% 1/1/31 (d)	30,000	31,739
5% 1/1/33 (d)	50,000	52,482
5% 1/1/34 (d)	60,000	62,740
5% 1/1/36 (d)	45,000	46,793
5% 1/1/37 (d)	80,000	83,036
TOTAL LOUISIANA		2,412,480
Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	235,000	242,312
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	90,000	92,800
Series 2016 A:
4% 7/1/41	120,000	108,661
4% 7/1/46	165,000	145,280
5% 7/1/41	525,000	537,849
5% 7/1/46	1,400,000	1,427,068
Series 2017 B:
4% 7/1/25	20,000	20,783
4% 7/1/31	35,000	35,641
4% 7/1/32	25,000	25,339
4% 7/1/34	50,000	49,819
5% 7/1/26	15,000	16,215
5% 7/1/28	25,000	27,168
5% 7/1/29	20,000	21,603
5% 7/1/33	50,000	53,371
5% 7/1/35	40,000	42,314
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	55,000	59,053
5% 7/1/36	130,000	139,268
5% 7/1/38	35,000	37,443
TOTAL MAINE		3,081,987
Maryland - 3.0%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	655,000	728,596
5% 4/1/27	730,000	819,838
5% 4/1/27	2,580,000	2,897,510
5% 4/1/28	735,000	837,957
5% 4/1/28	1,240,000	1,413,697
Baltimore Proj. Rev.:
(Wtr. Proj.) Series 2020 A, 4% 7/1/45	585,000	579,032
(Wtr. Projs.) Series 2020 A, 5% 7/1/50	645,000	709,790
City of Westminster Series 2016:
5% 11/1/27	130,000	139,021
5% 11/1/28	140,000	148,876
5% 11/1/29	145,000	153,726
5% 11/1/30	155,000	163,486
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	145,000	137,024
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	580,000	588,354
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (d)	530,000	482,703
5% 8/1/46 (d)	1,175,000	1,236,635
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	65,000	70,093
5% 6/1/35	100,000	106,095
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/28	1,680,000	1,923,695
Series 2022 2C, 4% 3/1/29	1,260,000	1,368,099
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/55	200,000	168,171
5% 6/1/29	55,000	58,630
5% 6/1/33	130,000	136,765
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	160,000	167,655
Series 2015, 5% 7/1/24	40,000	41,837
Series 2016 A:
4% 7/1/42	85,000	74,408
5% 7/1/35	35,000	36,150
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	1,935,000	2,142,205
5% 6/1/52	455,000	500,127
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	720,000	807,751
5% 10/1/28	1,055,000	1,194,622
TOTAL MARYLAND		19,832,548
Massachusetts - 4.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/34	1,100,000	1,254,688
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	1,500,000	1,649,583
Series 2021 A, 5% 6/1/51	2,395,000	2,624,393
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	85,000	87,983
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	195,000	215,268
5% 7/1/34	215,000	230,442
Series 2017, 4% 7/1/41	505,000	498,693
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	50,000	45,878
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	50,000	52,681
5% 10/1/28	55,000	57,753
5% 10/1/29	55,000	57,560
5% 10/1/31	60,000	62,317
5% 10/1/32	65,000	67,396
Series 2016:
5% 10/1/29	50,000	54,076
5% 10/1/30	75,000	80,978
5% 7/1/31	85,000	88,661
5% 10/1/31	80,000	86,225
5% 10/1/43	440,000	450,218
Series 2019, 5% 9/1/59	1,185,000	1,232,651
Series 2020 A:
4% 7/1/45	930,000	827,240
5% 10/15/28	440,000	503,939
5% 10/15/29	1,470,000	1,706,420
5% 10/15/30	1,470,000	1,726,872
Series 2021 V, 5% 7/1/55	1,595,000	1,879,449
Series BB1, 5% 10/1/46	20,000	21,189
Series J2, 5% 7/1/53	2,055,000	2,130,309
Series M:
4% 10/1/50	930,000	820,122
5% 10/1/45	700,000	724,863
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (d)	280,000	280,000
Series 2016, 5% 7/1/24 (d)	410,000	428,590
Series 2019 B, 5% 7/1/27 (d)	200,000	216,317
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/36	105,000	113,594
5% 4/1/42	405,000	434,255
Series 2019 A, 5% 1/1/49	295,000	319,910
Series 2019 C, 5% 5/1/49	460,000	500,007
Series E, 5% 11/1/45	470,000	521,617
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	845,000	825,534
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	105,000	111,924
5% 7/1/34	55,000	58,556
5% 7/1/38	80,000	84,796
Series 2016 B, 5% 7/1/43 (d)	435,000	450,535
Series 2019 A, 5% 7/1/40 (d)	145,000	154,775
Series 2021 E:
5% 7/1/37 (d)	1,205,000	1,317,452
5% 7/1/41 (d)	2,040,000	2,206,318
5% 7/1/46 (d)	390,000	414,800
5% 7/1/51 (d)	2,645,000	2,800,682
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	435,000	452,349
TOTAL MASSACHUSETTS		30,929,858
Michigan - 1.4%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	120,000	125,631
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	160,000	162,647
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	125,000	135,389
5% 7/1/48	535,000	576,498
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	120,000	127,730
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	240,000	256,982
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	10,000	10,885
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	155,000	170,180
(Trinity Health Proj.) Series 2017, 5% 12/1/42	130,000	136,658
Series 2012, 5% 11/15/42	525,000	529,387
Series 2015 A, 5% 8/1/32 (Pre-Refunded to 8/1/24 @ 100)	165,000	174,873
Series 2015 MI, 5% 12/1/24	225,000	240,002
Series 2016, 5% 11/15/41	95,000	98,974
Series 2020 A, 4% 6/1/49	225,000	200,995
Series 2021:
4% 9/1/39	175,000	168,907
4% 9/1/40	175,000	168,016
4% 9/1/41	145,000	137,985
Series MI, 5.5% 12/1/27	240,000	259,867
Michigan Hosp. Fin. Auth. Rev.:
Series 2008 C:
5% 12/1/32	70,000	75,584
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	5,000	5,637
Series 2012 A, 5% 6/1/26	100,000	100,156
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	180,000	179,752
Oakland Univ. Rev. Series 2019:
5% 3/1/40	300,000	318,100
5% 3/1/41	315,000	333,509
5% 3/1/44	615,000	646,973
5% 3/1/50	1,000,000	1,046,267
Portage Pub. Schools Series 2016:
5% 11/1/30	145,000	158,075
5% 11/1/31	130,000	141,722
5% 11/1/36	15,000	16,313
Univ. of Michigan Rev. Series 2020 A, 4% 4/1/45	440,000	440,888
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	355,000	376,910
Series 2015 G, 5% 12/1/28 (d)	275,000	290,333
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	75,802
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	60,000	60,402
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	60,000	60,175
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	65,101
5% 12/1/31	20,000	21,539
5% 12/1/32	20,000	21,432
5% 12/1/34	35,000	37,367
5% 12/1/35	30,000	31,926
5% 12/1/37	20,000	21,106
Series 2017 B:
5% 12/1/29 (d)	30,000	32,360
5% 12/1/30 (d)	35,000	37,502
5% 12/1/31 (d)	40,000	42,630
5% 12/1/32 (d)	30,000	31,815
5% 12/1/32 (d)	25,000	26,600
5% 12/1/34 (d)	30,000	31,652
5% 12/1/35 (d)	30,000	31,535
5% 12/1/37 (d)	45,000	47,085
5% 12/1/42 (d)	50,000	51,944
Series 2018 B, 5% 12/1/48 (d)	295,000	306,097
Series 2018 D, 5% 12/1/29 (d)	235,000	256,555
TOTAL MICHIGAN		9,102,450
Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	140,000	145,655
Series 2017, 5% 5/1/25	40,000	42,341
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	40,000	43,234
5% 10/1/45	85,000	89,032
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	60,000	62,381
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	370,000	369,303
TOTAL MINNESOTA		751,946
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	425,000	415,346
5% 6/1/27	210,000	232,964
TOTAL MISSISSIPPI		648,310
Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	35,000	36,857
5% 3/1/31	40,000	41,973
5% 3/1/36	75,000	77,782
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (d)	145,000	152,522
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	50,000	50,529
3.25% 2/1/28	50,000	50,470
4% 2/1/40	40,000	37,825
5% 2/1/29	65,000	67,871
5% 2/1/31	130,000	134,876
5% 2/1/33	145,000	149,691
5% 2/1/36	135,000	138,615
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	45,000	45,664
Series 2021 A, 3% 5/1/52	745,000	728,060
Saint Louis Arpt. Rev. Series 2012, 5% 7/1/32 (d)	180,000	180,000
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	75,000	68,222
5.25% 9/1/53	1,335,000	1,220,682
TOTAL MISSOURI		3,181,639
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	40,000	40,483
Series 2019 B, 4% 6/1/50	30,000	30,434
TOTAL MONTANA		70,917
Nebraska - 0.4%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	1,710,000	1,756,640
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	50,000	50,251
5% 7/1/36	35,000	37,395
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	140,000	141,639
Series 2019 E, 3.75% 9/1/49 (d)	155,000	156,386
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	125,000	134,452
5% 1/1/40	55,000	58,969
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/22 (d)	40,000	40,568
5% 12/15/25 (d)	20,000	21,538
5% 12/15/26 (d)	75,000	81,934
5% 12/15/27 (d)	50,000	54,387
5% 12/15/30 (d)	75,000	80,173
5% 12/15/31 (d)	40,000	42,567
5% 12/15/33 (d)	40,000	42,230
5% 12/15/35 (d)	100,000	105,114
5% 12/15/36 (d)	25,000	26,248
TOTAL NEBRASKA		2,830,491
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	140,000	146,068
Series 2019 A, 5% 7/1/26	570,000	625,180
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (d)	115,000	115,000
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	305,000	303,650
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	230,000	248,155
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 B, 4% 10/1/49	80,000	81,165
Series 2021 B, 3% 10/1/51	2,535,000	2,457,303
TOTAL NEVADA		3,976,521
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/26	190,000	207,526
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	427,880	420,932
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	150,000	155,523
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	60,000	65,353
5% 8/1/29	55,000	59,505
5% 8/1/30	50,000	53,736
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	130,000	143,512
5% 7/1/32	195,000	211,013
5% 7/1/33	175,000	188,324
5% 7/1/34	270,000	289,392
5% 7/1/35	285,000	304,294
5% 7/1/36	300,000	319,160
5% 7/1/37	260,000	276,166
Series 2017, 5% 7/1/44	665,000	683,636
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	140,000	138,866
5% 7/1/24	50,000	50,084
5% 7/1/25	60,000	60,090
5% 7/1/27	25,000	25,031
Series 2016:
4% 10/1/38	120,000	115,946
5% 10/1/24	105,000	110,447
5% 10/1/25	105,000	112,348
5% 10/1/29	340,000	361,436
5% 10/1/31	265,000	279,036
5% 10/1/33	205,000	214,184
5% 10/1/38	375,000	388,126
TOTAL NEW HAMPSHIRE		5,233,666
New Jersey - 3.8%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	59,430
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	130,000	139,626
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	65,000	69,576
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	65,000	69,437
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	100,000	80,091
Series 2013, 5% 3/1/27	205,000	208,409
Series A:
5% 11/1/31	665,000	718,142
5% 11/1/36	745,000	786,986
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	83,391
Series 2013:
5% 3/1/24	910,000	927,365
5% 3/1/25	110,000	111,969
Series 2014 PP, 5% 6/15/26	325,000	335,761
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	70,000	74,055
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	90,000	95,125
Series 2015 XX, 5.25% 6/15/27	860,000	906,334
Series LLL, 5% 6/15/44	335,000	348,312
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	2,350,000	2,325,522
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	105,000	111,437
5% 7/1/32	120,000	127,107
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	290,000	306,533
4% 6/1/31	110,000	116,075
4% 6/1/32	75,000	78,917
5% 6/1/29	325,000	365,263
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22 (Escrowed to Maturity)	20,000	20,000
5% 7/1/24 (Escrowed to Maturity)	95,000	99,912
5% 7/1/25 (Escrowed to Maturity)	100,000	107,279
5% 7/1/26 (Escrowed to Maturity)	55,000	60,478
5% 7/1/26 (Escrowed to Maturity)	20,000	21,833
5% 7/1/27	40,000	43,827
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	25,000	27,291
5% 7/1/28	20,000	21,760
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	35,000	38,486
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	25,000	27,291
5% 7/1/30	50,000	53,858
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	45,000	49,123
Series 2016:
4% 7/1/48	145,000	129,199
5% 7/1/41	185,000	187,835
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	60,000	60,831
5% 12/1/26 (d)	270,000	292,460
Series 2018 B:
5% 12/1/25 (d)	215,000	230,296
5% 12/1/26 (d)	305,000	329,847
Series 2019 A:
5% 12/1/23	90,000	93,707
5% 12/1/24	55,000	58,387
5% 12/1/25	95,000	102,464
Series 2020:
5% 12/1/24 (d)	425,000	447,704
5% 12/1/24 (d)	205,000	215,902
5% 12/1/27 (d)	165,000	179,406
5% 12/1/28 (d)	295,000	323,269
Series 2022 A, 5% 12/1/26 (d)	205,000	221,613
Series 2022 B, 5% 12/1/26 (d)	2,100,000	2,261,191
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	235,000	247,452
Series D, 5% 1/1/28	245,000	266,966
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,460,000	1,535,477
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	20,000	20,333
Series 2010 A, 0% 12/15/27	690,000	568,114
Series 2014 BB2, 5% 6/15/33	1,280,000	1,376,753
Series 2016 A:
5% 6/15/27	135,000	146,208
5% 6/15/28	560,000	602,147
5% 6/15/29	115,000	123,080
Series 2022 A:
4% 6/15/40	220,000	211,006
4% 6/15/41	945,000	899,233
Series 2022 AA:
5% 6/15/29	295,000	322,397
5% 6/15/30	1,625,000	1,778,585
Series AA:
4% 6/15/36	280,000	278,686
4% 6/15/45	620,000	574,547
5% 6/15/38	315,000	334,569
5% 6/15/45	140,000	145,990
Series BB, 5% 6/15/33	1,265,000	1,343,671
TOTAL NEW JERSEY		24,925,326
New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (d)	530,000	547,237
5% 9/1/24 (d)	295,000	310,584
5% 9/1/26 (d)	945,000	1,025,936
5% 9/1/27 (d)	445,000	488,527
5% 9/1/29 (d)	175,000	194,146
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	115,000	115,874
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	20,000	19,136
5% 5/15/39	15,000	13,948
5% 5/15/44	15,000	13,523
5% 5/15/49	30,000	26,381
TOTAL NEW MEXICO		2,755,292
New York - 8.4%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	65,000	65,219
4% 7/1/34	65,000	64,949
Series 2017:
5% 12/1/22 (e)	100,000	101,221
5% 12/1/23 (e)	100,000	103,554
5% 12/1/24 (e)	100,000	105,390
5% 12/1/25 (e)	100,000	106,779
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	630,000	596,614
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	1,300,000	1,335,978
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	760,000	822,222
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	35,000	37,335
Series 2016 C and D, 5% 8/1/28	130,000	140,424
Series 2016 E, 5% 8/1/28	220,000	239,519
Series A, 5% 8/1/26	295,000	326,457
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	355,000	331,059
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,435,000	2,256,558
Series 2021, 0.6%, tender 7/1/25 (b)	500,000	461,483
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	3,785,000	4,178,371
Series GG 1, 5% 6/15/48	5,265,000	5,709,389
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	90,000	95,002
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	585,000	628,020
Series 2018 B, 5% 8/1/45	1,860,000	1,969,192
Series 2022 A1, 5% 11/1/27	1,895,000	2,130,211
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	1,000,000	1,145,080
New York Dorm. Auth. Rev.:
Series 2022 A:
5% 7/15/37 (f)	120,000	122,700
5% 7/15/42 (f)	340,000	345,151
5% 7/15/50 (f)	880,000	885,122
Series 2022:
4% 7/1/36	445,000	448,904
4% 7/1/38	140,000	138,847
4% 7/1/40	235,000	231,177
5% 7/1/34	295,000	330,122
5% 7/1/35	295,000	329,392
5% 7/1/37	485,000	538,855
5% 7/1/39	145,000	160,373
5% 7/1/41	260,000	286,372
5% 7/1/57	2,190,000	2,175,897
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	345,000	373,340
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	505,000	513,155
Series 2015 A1:
5% 11/15/29	145,000	151,523
5% 11/15/45	375,000	380,765
Series 2017 C1, 5% 11/15/30	990,000	1,048,793
Series 2017 D, 5% 11/15/30	2,120,000	2,245,900
Series 2020 D, 4% 11/15/46	3,440,000	3,069,869
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	355,000	324,184
1.1%, tender 5/1/27 (b)	1,310,000	1,179,547
Series J, 0.75% 5/1/25	415,000	392,426
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	60,000	59,876
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	2,555,000	2,475,991
4% 3/15/45	2,055,000	1,986,751
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,315,000	1,437,117
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	215,000	220,123
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	415,000	437,274
5% 12/1/33 (d)	640,000	673,468
5% 12/1/34 (d)	700,000	726,387
5% 12/1/35 (d)	350,000	366,508
5% 12/1/36 (d)	240,000	249,526
5% 12/1/37 (d)	635,000	662,388
5% 12/1/38 (d)	1,550,000	1,615,004
5% 12/1/39 (d)	1,185,000	1,231,915
5% 12/1/40 (d)	1,000,000	1,036,174
5% 12/1/41 (d)	910,000	940,918
5% 12/1/42 (d)	455,000	469,969
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	320,000	347,109
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	275,000	300,623
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	600,000	501,648
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	50,000	51,715
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (Assured Guaranty Muni. Corp. Insured)	55,000	55,890
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	785,000	816,012
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	100,000	87,290
5.375% 11/1/54 (e)	260,000	220,360
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	255,000	271,966
TOTAL NEW YORK		55,864,442
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	330,000	346,562
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	80,000	87,612
5% 7/1/33	75,000	81,306
5% 7/1/37	180,000	193,314
Series 2017 B:
5% 7/1/22 (d)	5,000	5,000
5% 7/1/23 (d)	10,000	10,284
5% 7/1/24 (d)	10,000	10,483
5% 7/1/25 (d)	5,000	5,343
5% 7/1/26 (d)	5,000	5,425
5% 7/1/27 (d)	10,000	10,985
5% 7/1/28 (d)	10,000	10,891
5% 7/1/29 (d)	10,000	10,825
5% 7/1/30 (d)	15,000	16,146
5% 7/1/31 (d)	25,000	26,815
5% 7/1/32 (d)	25,000	26,692
5% 7/1/33 (d)	25,000	26,568
5% 7/1/34 (d)	30,000	31,764
5% 7/1/35 (d)	20,000	21,101
5% 7/1/36 (d)	15,000	15,774
5% 7/1/37 (d)	20,000	21,001
5% 7/1/42 (d)	60,000	62,584
Series 2017 C, 4% 7/1/32	75,000	75,677
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	20,000	22,500
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	165,000	185,627
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	505,000	505,301
Series 2019 C, 2.55%, tender 6/1/26 (b)	875,000	863,779
TOTAL NORTH CAROLINA		2,332,797
North Dakota - 0.6%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	530,000	499,273
4% 12/1/36	335,000	314,402
4% 12/1/37	405,000	378,660
4% 12/1/38	365,000	340,238
5% 12/1/33	550,000	590,567
5% 12/1/34	660,000	706,964
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	265,000	258,999
Series 2021 B, 3% 7/1/52	815,000	790,041
TOTAL NORTH DAKOTA		3,879,144
Ohio - 3.7%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	715,000	741,270
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	150,000	160,066
5% 8/1/26	100,000	107,950
5% 8/1/27	125,000	136,687
5% 8/1/28	145,000	158,322
5% 8/1/29	265,000	288,391
5% 8/1/30	215,000	232,419
Series 2020 A, 4% 12/1/40	1,175,000	1,146,665
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	620,000	651,102
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
5% 6/1/32	685,000	738,614
5% 6/1/33	2,275,000	2,446,448
Series 2020 B2, 5% 6/1/55	1,145,000	1,078,165
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	295,000	304,444
Columbus City School District Series 2016 A, 5% 12/1/29	105,000	114,180
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	325,000	355,546
5% 12/1/51	485,000	528,557
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	340,000	351,609
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	180,000	186,777
5% 12/1/26	35,000	36,288
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	685,000	718,441
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	410,000	452,562
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	225,000	225,439
5% 2/15/44	270,000	265,134
5% 2/15/48	685,000	663,736
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	195,000	223,196
5% 3/1/29	260,000	297,594
5% 3/1/30	240,000	276,929
5% 3/1/30	355,000	409,624
Series 2021 B:
5% 2/1/29	475,000	543,125
5% 2/1/30	395,000	455,404
Series 2021 C:
5% 3/15/29	595,000	681,352
5% 3/15/30	595,000	686,809
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	345,000	367,320
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/24	315,000	328,614
5% 1/1/25	350,000	374,207
5% 1/1/26	415,000	453,033
5% 1/1/27	955,000	1,062,327
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	75,000	69,954
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	40,000	41,098
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	585,000	675,707
5% 12/15/30	530,000	618,546
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	130,000	54,649
(Infrastructure Projs.) Series 2022 A:
5% 2/15/31 (f)(g)	735,000	833,050
5% 2/15/39 (f)(g)	195,000	217,350
Series A, 5% 2/15/51	2,625,000	2,893,556
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	110,000	115,606
5% 2/15/34	20,000	20,709
Series 2019, 5% 2/15/29	245,000	259,458
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	230,000	246,918
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	25,000	25,364
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	10,000	10,146
TOTAL OHIO		24,330,457
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	115,000	119,157
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	65,000	70,453
5% 10/1/29	70,000	75,781
5% 10/1/36	50,000	53,757
5% 10/1/39	100,000	107,352
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	180,000	177,423
TOTAL OKLAHOMA		603,923
Oregon - 1.9%
Beaverton School District Series 2022 A:
0% 6/15/41 (f)	4,250,000	1,816,723
0% 6/15/42 (f)	4,155,000	1,677,450
Oregon Gen. Oblig. Series 2022 A, 5% 5/1/40	3,330,000	3,795,767
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	250,000	249,806
Series 2019 A, 4% 7/1/50	465,000	471,378
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	785,000	831,687
Series 2022 28:
5% 7/1/41 (d)	1,760,000	1,902,964
5% 7/1/52 (d)	1,480,000	1,573,380
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	325,000	311,451
TOTAL OREGON		12,630,606
Pennsylvania - 7.5%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (d)	2,730,000	2,841,687
5% 1/1/56 (d)	1,655,000	1,716,472
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	220,000	181,591
4% 12/1/41	335,000	251,843
4.25% 12/1/50	375,000	269,667
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	150,000	156,287
5% 7/1/34	20,000	20,556
5% 7/1/38	395,000	396,685
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	730,000	748,332
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	50,000	55,615
5% 7/15/29	80,000	90,501
5% 7/15/32	50,000	55,939
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	515,000	562,025
5% 6/1/28	275,000	308,066
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	55,000	58,569
5% 6/1/29	60,000	63,572
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	815,000	780,411
Series 2017:
5% 7/1/28	105,000	107,089
5% 7/1/29	400,000	406,751
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	75,000	69,987
Series 2019, 5% 7/1/49	285,000	263,615
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	125,000	124,051
4% 7/15/35	130,000	127,672
4% 7/15/37	255,000	246,966
5% 7/15/25	20,000	21,183
5% 7/15/26	65,000	69,613
5% 7/15/27	105,000	113,497
5% 7/15/28	80,000	86,262
5% 7/15/29	85,000	91,265
5% 7/15/30	110,000	117,323
5% 7/15/31	75,000	79,727
5% 7/15/32	80,000	84,615
5% 7/15/34	85,000	89,308
5% 7/15/36	255,000	267,213
5% 7/15/38	305,000	318,595
5% 7/15/43	355,000	368,134
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	130,000	137,111
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	505,000	504,617
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	50,000	53,912
5% 7/1/27	50,000	53,759
5% 7/1/28	50,000	53,385
5% 7/1/34	185,000	192,323
5% 7/1/36	100,000	103,566
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	70,000	70,472
5% 10/1/23	20,000	20,578
5% 10/1/24	60,000	62,355
5% 10/1/25	55,000	56,334
5% 10/1/27	25,000	25,447
Series 2016 A:
5% 10/1/28	75,000	76,772
5% 10/1/29	130,000	132,628
5% 10/1/31	230,000	233,235
5% 10/1/36	415,000	417,776
5% 10/1/40	205,000	205,457
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	40,000	41,459
Series 2018 A, 4% 8/15/48	645,000	575,656
Series 2016 A, 5% 8/15/46	1,515,000	1,553,626
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (b)(d)	935,000	911,476
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	175,000	182,121
Series 2017:
5% 5/1/35	65,000	68,552
5% 5/1/37	80,000	84,124
5% 5/1/41	360,000	374,541
Series 2016:
5% 5/1/28	25,000	26,536
5% 5/1/32	65,000	67,934
5% 5/1/33	85,000	88,668
Series 2018 A, 5% 2/15/48	95,000	102,597
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	130,000	130,465
Series 2021 134B, 5% 4/1/27 (d)	395,000	425,168
Series 2021 137, 3% 10/1/51	1,175,000	1,131,627
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/46	2,645,000	2,840,348
Series 2021 C:
5% 12/1/27	220,000	247,686
5% 12/1/28	215,000	244,092
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	50,000	53,639
5% 7/1/26	50,000	54,542
5% 7/1/27	40,000	44,156
Series 2017 B:
5% 7/1/22 (d)	110,000	110,000
5% 7/1/23 (d)	75,000	77,057
5% 7/1/26 (d)	150,000	161,326
5% 7/1/27 (d)	125,000	136,039
5% 7/1/28 (d)	150,000	162,218
5% 7/1/29 (d)	115,000	123,611
5% 7/1/32 (d)	150,000	158,601
5% 7/1/33 (d)	115,000	121,139
5% 7/1/34 (d)	205,000	215,149
5% 7/1/37 (d)	230,000	239,606
5% 7/1/42 (d)	685,000	708,244
5% 7/1/47 (d)	1,165,000	1,198,175
Series 2021:
5% 7/1/26 (d)	3,765,000	4,049,275
5% 7/1/27 (d)	5,190,000	5,648,358
5% 7/1/28 (d)	550,000	602,951
5% 7/1/34 (d)	1,100,000	1,191,151
5% 7/1/35 (d)	590,000	635,170
5% 7/1/51 (d)	1,000,000	1,038,368
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	400,000	412,782
Philadelphia School District:
Series 2016 D:
5% 9/1/25	445,000	479,281
5% 9/1/26	465,000	508,648
5% 9/1/27	490,000	538,022
5% 9/1/28	410,000	449,163
Series 2016 F:
5% 9/1/28	710,000	777,819
5% 9/1/29	460,000	502,799
Series 2018 A:
5% 9/1/36	95,000	101,744
5% 9/1/37	55,000	58,756
5% 9/1/38	90,000	95,820
Series 2018 B, 5% 9/1/43	130,000	136,939
Series 2019 A:
4% 9/1/35	385,000	391,396
5% 9/1/30	400,000	444,696
5% 9/1/31	320,000	357,337
5% 9/1/34	185,000	206,724
Series F, 5% 9/1/30	345,000	377,099
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	1,055,000	1,170,656
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	200,000	222,845
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	140,000	137,218
4% 6/1/49	335,000	316,382
5% 6/1/44	245,000	258,307
5% 6/1/49	390,000	409,178
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	65,000	69,718
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	280,000	300,547
5% 8/1/48	1,225,000	1,310,408
TOTAL PENNSYLVANIA		49,870,146
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	201,149	213,975
Rhode Island - 1.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	140,985
5% 9/1/36	355,000	366,132
Series 2016, 5% 5/15/39	320,000	328,810
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33 (f)	7,000,000	8,298,249
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	85,000	86,218
Series 2021 74, 3% 4/1/49	640,000	626,737
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	190,000	189,946
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (d)	70,000	69,598
5% 12/1/24 (d)	225,000	238,587
5% 12/1/28 (d)	500,000	556,143
TOTAL RHODE ISLAND		10,901,405
South Carolina - 1.1%
Charleston County Arpt. District Series 2019, 5% 7/1/43	145,000	154,475
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	140,000	149,242
5% 12/1/26	70,000	74,426
5% 12/1/28	285,000	301,587
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	140,000	142,106
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	365,000	390,858
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	55,000	59,397
South Carolina Pub. Svc. Auth. Rev.:
Series 2015 C, 5% 12/1/22	425,000	430,958
Series 2016 A:
5% 12/1/29	150,000	160,038
5% 12/1/38	15,000	15,471
Series 2016 B:
5% 12/1/31	55,000	58,321
5% 12/1/41	765,000	789,189
Series A, 5% 12/1/23	385,000	401,350
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	945,000	912,330
4% 4/15/48	660,000	610,042
5% 4/15/48	2,265,000	2,340,437
TOTAL SOUTH CAROLINA		6,990,227
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	35,000	38,043
Series 2017:
5% 7/1/26	15,000	16,351
5% 7/1/28	15,000	16,630
5% 7/1/29	30,000	33,057
TOTAL SOUTH DAKOTA		104,081
Tennessee - 1.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/44	610,000	561,433
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/25	75,000	76,819
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/41	560,000	585,103
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	30,000	33,989
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/37 (d)	235,000	246,939
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	130,000	134,598
Series 2019 B:
5% 7/1/38 (d)	965,000	1,031,073
5% 7/1/54 (d)	300,000	311,617
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	3,010,000	3,350,991
5% 1/1/30	3,525,000	4,073,574
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	840,000	822,415
Series 2021 3A, 3% 1/1/52	340,000	331,077
TOTAL TENNESSEE		11,559,628
Texas - 5.5%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	50,000	52,532
5% 11/15/27 (d)	65,000	68,136
5% 11/15/28 (d)	75,000	78,405
5% 11/15/39 (d)	575,000	594,380
Series 2017 B:
5% 11/15/28 (d)	50,000	53,545
5% 11/15/30 (d)	80,000	84,772
5% 11/15/32 (d)	60,000	63,210
5% 11/15/35 (d)	65,000	68,270
5% 11/15/36 (d)	105,000	110,162
5% 11/15/37 (d)	70,000	73,382
5% 11/15/41 (d)	290,000	302,604
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	65,000	68,503
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	25,000	27,045
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	50,000	54,090
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	295,000	319,131
Series 2021 C, 5% 1/1/27	1,055,000	1,124,850
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	585,000	636,412
El Paso Independent School District Series 2020:
5% 8/15/25	220,000	238,195
5% 8/15/26	380,000	418,951
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	610,000	560,268
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	160,000	173,319
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	275,000	278,592
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	70,000	74,690
Harris County Flood Cont. District Series 2021 A:
5% 10/1/27	470,000	529,003
5% 10/1/28	500,000	569,870
5% 10/1/29	500,000	576,937
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	138,917
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	213,596
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	585,000	625,584
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (d)	255,000	255,000
Series 2018 A, 5% 7/1/41 (d)	880,000	919,053
Series 2018 C:
5% 7/1/29 (d)	100,000	108,845
5% 7/1/30 (d)	105,000	113,527
5% 7/1/31 (d)	75,000	80,756
5% 7/1/32 (d)	90,000	96,385
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	190,000	209,797
5% 3/1/31	235,000	257,066
5% 3/1/32	100,000	109,073
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	150,000	157,683
Series 2016 B, 5% 11/15/33	140,000	150,902
Series 2020 C:
4% 11/15/43	1,030,000	1,019,468
4% 11/15/49	1,030,000	996,251
5% 11/15/45	1,030,000	1,133,373
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	25,000	26,667
5% 10/15/30	95,000	100,165
5% 10/15/32	50,000	52,208
5% 10/15/36	35,000	36,235
5% 10/15/37	55,000	56,892
5% 10/15/38	80,000	82,651
5% 10/15/44	80,000	82,123
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	50,000	53,441
5% 11/1/27 (d)	110,000	116,672
5% 11/1/28 (d)	165,000	174,023
5% 11/1/29 (d)	100,000	105,024
5% 11/1/32 (d)	185,000	192,691
Series 2017:
5% 11/1/22 (d)	40,000	40,398
5% 11/1/24 (d)	50,000	52,756
5% 11/1/25 (d)	50,000	53,686
5% 11/1/26 (d)	50,000	54,204
5% 11/1/27 (d)	50,000	53,888
5% 11/1/28 (d)	90,000	96,304
5% 11/1/29 (d)	65,000	69,180
5% 11/1/30 (d)	50,000	52,963
5% 11/1/31 (d)	115,000	121,511
5% 11/1/32 (d)	130,000	136,910
5% 11/1/33 (d)	50,000	52,560
5% 11/1/34 (d)	50,000	52,555
5% 11/1/36 (d)	50,000	52,441
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	295,000	316,313
5% 5/15/26	370,000	404,053
5% 5/15/27	440,000	488,623
Series 2015 D:
5% 5/15/28	110,000	117,225
5% 5/15/30	255,000	269,775
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	40,000	44,801
5% 8/15/29	100,000	110,365
5% 8/15/47	115,000	120,380
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	35,000	37,486
5% 4/1/30	175,000	185,352
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	50,000	53,425
5% 1/1/33	60,000	64,672
5% 1/1/34	75,000	80,696
5% 1/1/34	150,000	176,078
5% 1/1/35	110,000	118,201
5% 1/1/36	305,000	327,377
5% 1/1/37	405,000	433,918
5% 1/1/38	165,000	166,862
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	45,000	45,672
5% 1/1/30	20,000	21,328
5% 1/1/31	30,000	31,911
Series 2015 A, 5% 1/1/32	170,000	177,752
Series 2015 B, 5% 1/1/40	505,000	510,577
Series 2016 A, 5% 1/1/36	65,000	68,831
Series 2017 A, 5% 1/1/39	1,650,000	1,770,203
Series 2018:
4% 1/1/37	625,000	630,322
4% 1/1/38	1,280,000	1,275,521
San Antonio Independent School District Series 2016, 5% 8/15/31	220,000	240,833
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	625,000	681,064
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	20,000	22,254
5% 10/1/30	35,000	38,811
5% 10/1/31	30,000	33,088
5% 10/1/39	65,000	70,604
5% 10/1/40	50,000	54,234
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	205,000	212,441
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	255,000	255,785
5% 2/15/25	45,000	48,145
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,085,399	997,375
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	295,000	299,267
Series A, 3.5% 3/1/51	310,000	308,480
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	210,000	197,660
4% 6/30/39	530,000	488,767
4% 6/30/40	440,000	403,433
Series 2013, 6.75% 6/30/43 (d)	760,000	782,102
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	165,000	180,364
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	2,970,000	2,738,695
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	585,000	632,361
Series 2020, 5% 8/1/30	295,000	342,946
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	315,000	336,759
5% 2/15/33	205,000	218,220
5% 2/15/34	255,000	271,085
5% 2/15/36	150,000	158,988
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	105,000	114,043
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C:
5% 8/15/28	1,175,000	1,341,174
5% 8/15/31	880,000	1,036,105
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	105,000	115,123
Weatherford Independent School District Series 2002, 0% 2/15/33	350,000	245,909
TOTAL TEXAS		36,666,512
Utah - 0.8%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (d)	100,000	100,000
5% 7/1/24 (d)	90,000	94,259
5% 7/1/25 (d)	100,000	106,624
5% 7/1/27 (d)	215,000	234,507
5% 7/1/29 (d)	190,000	204,770
5% 7/1/30 (d)	140,000	149,961
5% 7/1/31 (d)	265,000	282,360
5% 7/1/33 (d)	205,000	216,419
5% 7/1/35 (d)	205,000	214,863
5% 7/1/36 (d)	275,000	287,915
5% 7/1/37 (d)	690,000	721,354
5% 7/1/42 (d)	1,240,000	1,286,592
Series 2018 A:
5% 7/1/33 (d)	485,000	516,854
5.25% 7/1/48 (d)	355,000	372,624
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	160,000	160,897
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	295,000	319,368
TOTAL UTAH		5,269,367
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	230,000	235,716
5% 10/15/46	290,000	295,845
(Middlebury College Proj.) Series 2020, 5% 11/1/49	625,000	673,244
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	383,000	368,915
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (d)	295,000	318,212
5% 6/15/29 (d)	500,000	529,934
Series 2020 A, 5% 6/15/28 (d)	295,000	312,646
TOTAL VERMONT		2,734,512
Virginia - 1.5%
Arlington County Series 2021:
5% 6/15/26	820,000	904,525
5% 6/15/28	1,340,000	1,525,259
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	235,000	245,198
5% 6/15/30	65,000	66,813
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	30,000	29,023
Series 2016:
4% 6/15/37	35,000	34,741
5% 6/15/27	75,000	80,155
5% 6/15/30	30,000	31,642
5% 6/15/33	20,000	20,847
5% 6/15/34	40,000	41,568
5% 6/15/35	110,000	113,986
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,805,000	1,877,506
4% 2/1/35	2,200,000	2,268,310
Series 2015 A, 5% 1/1/35 (Pre-Refunded to 1/1/25 @ 100)	50,000	53,508
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	45,000	50,007
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	675,000	694,426
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (d)(f)(g)	955,000	918,288
4% 7/1/35 (d)(f)(g)	720,000	690,457
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	125,000	130,729
5% 1/1/34	75,000	77,663
5% 1/1/35	75,000	77,460
5% 1/1/44	50,000	51,174
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	240,000	231,672
TOTAL VIRGINIA		10,214,957
Washington - 2.3%
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	165,000	173,026
4% 6/1/28	105,000	110,654
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/25	85,000	89,932
Series 2016 B:
5% 10/1/28 (d)	175,000	188,562
5% 10/1/30 (d)	100,000	107,676
Series 2019 A, 4% 4/1/44 (d)	185,000	170,364
Series 2019:
5% 4/1/35 (d)	2,200,000	2,373,034
5% 4/1/44 (d)	440,000	461,799
Series 2021 C:
5% 8/1/24 (d)	575,000	601,399
5% 8/1/25 (d)	465,000	494,366
5% 8/1/26 (d)	640,000	690,114
5% 8/1/27 (d)	395,000	430,379
5% 8/1/28 (d)	1,105,000	1,212,874
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	255,000	240,310
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25 (Pre-Refunded to 6/1/23 @ 100)	285,000	293,597
5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	210,000	216,335
Washington Convention Ctr. Pub. Facilities Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,940,000	1,375,534
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	170,000	179,767
5% 2/1/34	210,000	221,850
Series 2017 D, 5% 2/1/33	180,000	195,720
Series 2018 C, 5% 8/1/30	340,000	377,023
Series 2022 D:
4% 7/1/36	850,000	885,318
4% 7/1/37	590,000	607,829
Series R-2017 A, 5% 8/1/30	105,000	114,655
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	40,000	42,626
5% 7/1/27	80,000	87,027
5% 7/1/28	95,000	103,547
5% 7/1/29	35,000	37,988
5% 7/1/30	45,000	48,634
5% 7/1/31	55,000	59,243
5% 7/1/32	100,000	107,279
5% 7/1/33	145,000	154,919
5% 7/1/34	35,000	37,298
5% 7/1/42	485,000	504,129
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	260,000	261,916
Series 2015:
5% 1/1/25	100,000	106,640
5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	115,000	123,888
Series 2017, 4% 8/15/42	605,000	551,143
Series 2019 A2, 5% 8/1/44	340,000	347,324
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	110,000	117,864
5% 10/1/28	110,000	117,464
5% 10/1/35	115,000	120,695
5% 10/1/36	175,000	183,408
5% 10/1/40	170,000	177,238
TOTAL WASHINGTON		15,102,387
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	80,000	84,576
5% 1/1/32	70,000	73,547
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	295,000	318,397
5% 6/1/26	295,000	324,475
5% 6/1/27	295,000	330,288
5% 6/1/28	440,000	498,542
TOTAL WEST VIRGINIA		1,629,825
Wisconsin - 2.0%
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	470,000	474,392
5.25% 10/1/48	470,000	472,921
Series 2022 A:
5.25% 3/1/42	295,000	300,616
5.25% 3/1/47	2,175,000	2,201,367
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	690,000	719,239
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	45,000	45,068
5% 5/15/28 (e)	70,000	68,811
5.25% 5/15/37 (e)	20,000	19,085
5.25% 5/15/42 (e)	25,000	23,222
5.25% 5/15/47 (e)	25,000	22,742
5.25% 5/15/52 (e)	45,000	40,334
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	45,000	41,197
5% 10/1/48 (e)	60,000	53,491
5% 10/1/53 (e)	90,000	78,958
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (e)	100,000	101,079
Series 2021 A, 4.5% 6/1/56 (e)	2,330,000	1,737,876
Series 2021 B, 6.5% 6/1/56 (e)	625,000	499,200
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	1,840,000	2,020,815
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	255,000	270,434
Series 2014, 4% 5/1/33	180,000	176,647
Series 2016 A:
5% 2/15/28	120,000	127,196
5% 2/15/29	155,000	163,709
5% 2/15/30	170,000	178,734
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	295,000	329,238
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	50,000	55,803
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	85,000	94,865
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	95,000	106,026
Series 2018, 5% 4/1/34	585,000	633,431
Series 2019 A:
2.25% 11/1/26	165,000	161,591
5% 11/1/26	105,000	106,623
5% 11/1/46	300,000	279,232
Series 2019 B1, 2.825% 11/1/28	100,000	89,589
Series 2019 B2, 2.55% 11/1/27	65,000	63,070
Series 2019:
5% 10/1/30	120,000	133,827
5% 10/1/32	250,000	276,589
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 6/1/27	115,000	115,313
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	440,000	428,381
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	80,000	76,781
0.81%, tender 5/1/25 (b)	265,000	249,016
TOTAL WISCONSIN		13,036,508
TOTAL MUNICIPAL BONDS (Cost $696,912,998)		649,270,488

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.88% (i)(j) (Cost $48,788,593)	48,778,825	48,788,579

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $745,701,591)	698,059,067
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(35,917,606)
NET ASSETS - 100.0%	662,141,461

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,398,692 or 1.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	98,408,440	407,357,024	456,976,881	125,369	9,839	(9,843)	48,788,579	3.3%
Total	98,408,440	407,357,024	456,976,881	125,369	9,839	(9,843)	48,788,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	649,270,488	-	649,270,488	-

Money Market Funds	48,788,579	48,788,579	-	-
Total Investments in Securities:	698,059,067	48,788,579	649,270,488	-

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$649,270,488
Unaffiliated issuers (cost $696,912,998)
Fidelity Central Funds (cost $48,788,593)	48,788,579

Total Investment in Securities (cost $745,701,591)		$698,059,067
Cash		49,909
Receivable for investments sold
Regular delivery		1,787
Delayed delivery		9,884,212
Receivable for fund shares sold		5,251,489
Interest receivable		7,837,775
Distributions receivable from Fidelity Central Funds		21,111
Receivable from investment adviser for expense reductions		42,719
Other receivables		93
Total assets		721,148,162
Liabilities
Payable for investments purchased
Regular delivery	$4,142,066
Delayed delivery	39,964,646
Payable for fund shares redeemed	11,475,006
Distributions payable	2,911,756
Accrued management fee	478,191
Other payables and accrued expenses	35,036
Total Liabilities		59,006,701
Net Assets		$662,141,461
Net Assets consist of:
Paid in capital		$846,672,793
Total accumulated earnings (loss)		(184,531,332)
Net Assets		$662,141,461
Net Asset Value , offering price and redemption price per share ($662,141,461 ÷ 68,369,729 shares)		$9.68

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$26,052,045
Income from Fidelity Central Funds		125,369
Total Income		26,177,414
Expenses
Management fee	$3,874,757
Custodian fees and expenses	13,068
Independent trustees' fees and expenses	3,586
Registration fees	235,789
Audit	29,287
Legal	1,088
Miscellaneous	4,112
Total expenses before reductions	4,161,687
Expense reductions	(186,891)
Total expenses after reductions		3,974,796
Net Investment income (loss)		22,202,618
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,190,989)
Redemptions in-kind with affiliated entities	(126,836,694)
Fidelity Central Funds	9,839
Total net realized gain (loss)		(137,017,844)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(155,631,385)
Fidelity Central Funds	(9,843)
Total change in net unrealized appreciation (depreciation)		(155,641,228)
Net gain (loss)		(292,659,072)
Net increase (decrease) in net assets resulting from operations		$(270,456,454)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,202,618	$39,942,963
Net realized gain (loss)	(137,017,844)	3,793,062
Change in net unrealized appreciation (depreciation)	(155,641,228)	2,185,929
Net increase (decrease) in net assets resulting from operations	(270,456,454)	45,921,954
Distributions to shareholders	(22,180,026)	(43,142,512)
Share transactions
Proceeds from sales of shares	2,955,185,096	1,513,803,032
Reinvestment of distributions	9,855,098	2,644,935
Cost of shares redeemed	(4,523,368,097)	(592,173,845)
Net increase (decrease) in net assets resulting from share transactions	(1,558,327,903)	924,274,122
Total increase (decrease) in net assets	(1,850,964,383)	927,053,564

Net Assets
Beginning of period	2,513,105,844	1,586,052,280
End of period	$662,141,461	$2,513,105,844

Other Information
Shares
Sold	290,742,996	138,993,500
Issued in reinvestment of distributions	981,497	243,126
Redeemed	(454,303,032)	(54,481,538)
Net increase (decrease)	(162,578,539)	84,755,088

Fidelity® SAI Municipal Income Fund

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$10.85	$10.70	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.102	.203	.265	.296	.074
Net realized and unrealized gain (loss)	(1.201)	.048	.183	.564	.193
Total from investment operations	(1.099)	.251	.448	.860	.267
Distributions from net investment income	(.101)	(.207)	(.266)	(.296)	(.066)
Distributions from net realized gain	-	(.014)	(.032)	(.064)	(.001)
Total distributions	(.101)	(.221)	(.298)	(.360)	(.067)
Net asset value, end of period	$9.68	$10.88	$10.85	$10.70	$10.20
Total Return D,E	(10.13)%	2.33%	4.27%	8.51%	2.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H	.36%	.37%	.44%	.59% H,I
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36% H
Net investment income (loss)	2.00% H	1.87%	2.49%	2.80%	2.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$662,141	$2,513,106	$1,586,052	$1,258,733	$1,108,493
Portfolio turnover rate J	28% H,K	4%	17%	21%	7% K,L

A For the period October 2, 2018 (commencement of operations) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
Fidelity SAI Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$2,164,290
Gross unrealized depreciation	(49,769,814)
Net unrealized appreciation (depreciation)	$(47,605,524)
Tax cost	$745,664,591
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity SAI Municipal Income Fund	284,632,390	308,145,361
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity SAI Municipal Income Fund	157,700,518	(126,836,694)	1,510,770,968
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity SAI Municipal Income Fund	$2,015
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through April 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $166,875.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $529.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $19,487.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022

Fidelity® SAI Municipal Income Fund	.36%
Actual		$ 1,000	$ 898.70	$ 1.69
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9887614.103
SIM-SANN-0822
Fidelity® International Bond Index Fund

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%*
Foreign Currency Contracts - (100.2)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 30.4%
		Principal Amount (a)	Value ($)
Australia - 0.8%
New South Wales Treasury Corp.:
1% 2/8/24	AUD	1,099,000	734,756
1.25% 3/20/25 (Reg. S)	AUD	803,000	522,272
2% 3/20/31	AUD	1,106,000	642,064
3% 4/20/29 (Reg. S)	AUD	860,000	558,247
Western Australia Treasury Corp.:
2.5% 7/23/24	AUD	1,531,000	1,041,288
3% 10/21/26	AUD	1,842,000	1,236,362
TOTAL AUSTRALIA			4,734,989
Austria - 0.2%
Autobahn Schnell AG 0.625% 9/15/22 (Reg. S)	EUR	130,000	136,433
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/31	EUR	300,000	260,145
Oesterreichische Kontrollbank AG 0.5% 12/15/25 (Reg. S)	GBP	152,000	172,911
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	75,241
Raiffeisen International Bank-Holding AG 1% 12/4/23 (Reg. S)	EUR	200,000	204,831
TOTAL AUSTRIA			849,561
Bailiwick of Jersey - 0.1%
AA Bond Co. Ltd. 2.75% 7/31/43 (Reg. S)	GBP	144,000	171,505
Heathrow Funding Ltd. 3.661% 1/13/33	CAD	215,000	146,912
TOTAL BAILIWICK OF JERSEY			318,417
Belgium - 0.2%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	46,167
2% 3/17/28 (Reg. S)	EUR	32,000	32,245
2.25% 5/24/29 (Reg. S)	GBP	53,000	58,223
3.7% 4/2/40 (Reg. S)	EUR	131,000	131,241
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	94,184
Fluvius System Operator CVBA 0.25% 6/14/28 (Reg. S)	EUR	100,000	87,818
KBC Group NV:
0.5% 12/3/29 (b)	EUR	100,000	95,048
1.125% 1/25/24 (Reg. S)	EUR	500,000	515,853
TOTAL BELGIUM			1,060,779
Canada - 3.1%
407 International, Inc.:
2.84% 3/7/50	CAD	73,000	39,286
3.65% 9/8/44	CAD	295,000	190,822
Altalink LP 3.717% 12/3/46	CAD	338,000	223,387
Bank of Montreal 3.19% 3/1/28	CAD	65,000	47,537
Bank of Nova Scotia:
0.25% 1/11/24 (Reg. S)	EUR	797,000	823,089
1.375% 12/5/23 (Reg. S)	GBP	134,000	158,540
3.1% 2/2/28	CAD	85,000	61,859
Bell Canada 4.45% 2/27/47	CAD	40,000	26,350
Canada Housing Trust No. 1:
1.6% 12/15/31 (c)	CAD	320,000	207,776
1.9% 9/15/26 (c)	CAD	480,000	351,091
Canadian Imperial Bank of Commerce:
0.01% 4/30/29 (Reg. S)	EUR	3,019,000	2,744,860
1.7% 7/15/26	CAD	498,000	346,693
2.43% 6/9/23	CAD	91,000	69,790
Canadian National Railway Co. 3.6% 8/1/47	CAD	229,000	144,545
Choice Properties REIT 4.178% 3/8/28	CAD	128,000	95,007
CI Financial Corp. 3.759% 5/26/25	CAD	513,000	388,202
CPPIB Capital, Inc. 1.25% 12/7/27 (Reg. S)	GBP	544,000	616,133
CU, Inc. 3.548% 11/22/47	CAD	280,000	176,042
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	181,292
Enbridge Pipelines, Inc. 4.13% 8/9/46	CAD	766,000	464,277
EPCOR Utilities, Inc. 3.554% 11/27/47	CAD	571,000	359,923
Fairfax Financial Holdings Ltd. 4.7% 12/16/26	CAD	234,000	178,527
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	516,000	304,782
Hydro One, Inc.:
0.71% 1/16/23	CAD	127,000	97,391
1.69% 1/16/31	CAD	417,000	259,559
3.02% 4/5/29	CAD	30,000	21,550
Hydro-Quebec 5% 2/15/50	CAD	50,000	43,935
Inter Pipeline Ltd. 4.232% 6/1/27	CAD	1,526,000	1,126,314
Keyera Corp. 3.959% 5/29/30	CAD	991,000	690,975
Magna International, Inc. 1.9% 11/24/23	EUR	2,002,000	2,095,575
Manulife Bank of Canada 2.844% 1/12/23	CAD	549,000	426,174
North West Redwater Partnership/NWR Financing Co. Ltd. 4.35% 1/10/39	CAD	641,000	447,809
Ontario Power Generation, Inc.:
2.893% 4/8/25	CAD	390,000	293,185
3.215% 4/8/30	CAD	100,000	70,193
Pembina Pipeline Corp.:
3.62% 4/3/29	CAD	80,000	56,559
4.74% 1/21/47	CAD	522,000	333,785
PSP Capital, Inc. 3.29% 4/4/24	CAD	520,000	404,054
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	804,041
0.625% 9/10/25 (Reg. S)	EUR	756,000	767,111
2.609% 11/1/24	CAD	102,000	76,261
2.949% 5/1/23	CAD	284,000	219,577
Shaw Communications, Inc. 2.9% 12/9/30	CAD	1,048,000	680,158
TELUS Corp. 3.95% 2/16/50	CAD	33,000	19,276
The Toronto-Dominion Bank:
1.943% 3/13/25	CAD	252,000	183,650
2.496% 12/2/24	CAD	60,000	44,655
Toronto Hydro Corp. 2.43% 12/11/29	CAD	80,000	55,006
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	20,374
4.18% 7/3/48	CAD	33,000	19,964
4.35% 6/6/46	CAD	546,000	342,637
TOTAL CANADA			17,799,578
China - 7.6%
Agricultural Development Bank of China:
2.99% 8/11/26	CNY	31,790,000	4,768,829
3.52% 5/24/31	CNY	38,250,000	5,868,522
China Development Bank:
3.34% 7/14/25	CNY	49,780,000	7,567,405
3.41% 6/7/31	CNY	2,540,000	386,724
3.48% 1/8/29	CNY	62,240,000	9,512,943
3.5% 11/4/46	CNY	820,000	123,411
3.68% 2/26/26	CNY	27,100,000	4,167,585
3.7% 10/20/30	CNY	17,030,000	2,645,086
3.8% 1/25/36	CNY	550,000	86,295
Export-Import Bank of China:
3.22% 5/14/26	CNY	50,670,000	7,667,880
3.38% 7/16/31	CNY	8,990,000	1,364,961
TOTAL CHINA			44,159,641
Denmark - 0.2%
Danske Bank A/S:
0.01% 11/10/24 (Reg. S) (b)	EUR	261,000	266,540
2.5% 6/21/29 (Reg. S) (b)	EUR	126,000	128,505
KommuneKredit 0% 9/8/22 (Reg. S)	EUR	406,000	425,671
Nykredit Realkredit A/S 0.5% 7/10/25 (Reg. S)	EUR	144,000	142,605
ORSTED A/S:
2.125% 5/17/27 (Reg. S)	GBP	104,000	119,947
2.5% 5/16/33 (Reg. S)	GBP	104,000	111,037
TOTAL DENMARK			1,194,305
Finland - 0.1%
Nordea Bank ABP:
1% 6/27/29 (Reg. S) (b)	EUR	135,000	134,547
2.5% 5/23/29 (Reg. S)	EUR	144,000	143,115
Nordea Mortgage Bank PLC 1% 11/5/24 (Reg. S)	EUR	180,000	186,840
OP Mortgage Bank PLC 1% 11/28/24 (Reg. S)	EUR	170,000	176,276
Pohjola Bank PLC 1.375% 9/4/26 (Reg. S)	GBP	160,000	175,504
TOTAL FINLAND			816,282
France - 3.0%
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	517,059
AXA SA:
1.875% 7/10/42 (Reg. S) (b)	EUR	153,000	124,066
3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	101,178
Banque Federative du Credit Mutuel SA:
0.875% 12/7/27 (Reg. S)	GBP	600,000	627,274
1% 7/16/26 (Reg. S)	GBP	100,000	109,510
1.25% 5/26/27 (Reg. S)	EUR	100,000	97,497
2.5% 5/25/28 (Reg. S)	EUR	200,000	189,564
BNP Paribas SA:
0.875% 7/11/30 (Reg. S) (b)	EUR	100,000	86,603
1.25% 7/13/31 (Reg. S)	GBP	100,000	92,811
2% 5/24/31 (Reg. S) (b)	GBP	200,000	211,824
2% 9/13/36 (Reg. S)	GBP	100,000	86,611
2.5% 3/31/32 (Reg. S) (b)	EUR	100,000	95,222
3.375% 1/23/26 (Reg. S)	GBP	550,000	649,223
BPCE SA:
0.25% 1/15/26 (Reg. S)	EUR	100,000	96,839
0.625% 9/26/24 (Reg. S)	EUR	500,000	503,686
1% 1/14/32 (Reg. S)	EUR	200,000	163,160
2.5% 11/30/32 (Reg. S) (b)	GBP	100,000	103,770
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	600,000	571,387
0% 11/25/30 (Reg. S)	EUR	900,000	797,787
0% 5/25/31 (Reg. S)	EUR	300,000	263,131
0.125% 10/25/23 (Reg. S)	EUR	300,000	311,959
Caisse Francaise de Finance:
0.125% 6/30/31 (Reg. S)	EUR	1,200,000	1,041,354
0.125% 2/15/36 (Reg. S)	EUR	900,000	682,178
CNP Assurances 2.5% 6/30/51 (Reg. S) (b)	EUR	100,000	87,040
Compagnie Financiere du Credit Mutuel:
0.875% 10/25/31 (Reg. S)	EUR	100,000	81,225
1.875% 10/25/29 (b)	EUR	100,000	99,384
Credit Agricole Home Loan SFH 1.5% 9/28/38	EUR	300,000	268,774
Credit Agricole SA:
0.375% 4/20/28 (Reg. S)	EUR	100,000	87,757
1.125% 7/12/32 (Reg. S)	EUR	300,000	244,938
1.625% 6/5/30 (Reg. S) (b)	EUR	100,000	97,459
1.874% 12/9/31 (b)	GBP	200,000	208,144
2.625% 3/17/27 (Reg. S)	EUR	107,000	106,398
Credit Commercial de France 0.1% 9/3/27 (Reg. S)	EUR	100,000	92,141
CTE Co. 1.5% 7/29/28 (Reg.S)	EUR	100,000	94,293
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	103,951
0.625% 1/17/26 (Reg. S)	EUR	500,000	505,903
0.75% 1/25/23 (Reg. S)	EUR	100,000	105,035
EDF SA 2% 12/9/49 (Reg. S)	EUR	400,000	262,336
Engie SA 0.875% 3/27/24 (Reg. S)	EUR	300,000	310,993
ICADE 1.625% 2/28/28 (Reg. S)	EUR	100,000	94,267
Klepierre SA 0.875% 2/17/31 (Reg. S)	EUR	100,000	78,413
La Banque Postale 1% 2/9/28 (Reg. S) (b)	EUR	100,000	94,517
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	369,742
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	103,816
0.125% 3/25/25 (Reg. S)	EUR	200,000	202,782
0.25% 3/29/30 (Reg. S)	EUR	100,000	91,963
0.625% 5/25/26 (Reg. S)	EUR	200,000	202,734
0.75% 11/25/24	EUR	200,000	207,230
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	42,516
1.625% 5/26/26 (Reg. S)	EUR	37,000	34,812
RTE EdF Transport SA:
0% 9/9/27 (Reg. S)	EUR	100,000	91,784
0.625% 7/8/32 (Reg. S)	EUR	200,000	169,097
Societe du Grand Paris EPIC:
0% 11/25/30 (Reg. S)	EUR	200,000	177,327
1.7% 5/25/50 (Reg. S)	EUR	500,000	419,622
Societe Generale:
1.25% 2/15/24 (Reg. S)	EUR	500,000	515,716
1.25% 12/7/27	GBP	300,000	307,910
1.5% 5/30/25 (Reg. S) (b)	EUR	200,000	206,966
Societe Generale SFH 0.25% 9/11/23 (Reg. S)	EUR	100,000	103,920
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	282,967
Suez SACA 1.875% 5/24/27 (Reg. S)	EUR	100,000	99,957
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	200,000	186,974
0.25% 11/25/29 (Reg. S)	EUR	600,000	557,312
0.25% 7/16/35 (Reg. S)	EUR	400,000	318,403
0.875% 5/25/28 (Reg. S)	EUR	400,000	398,690
1.25% 10/21/27 (Reg. S)	EUR	100,000	102,453
1.5% 4/20/32 (Reg. S)	EUR	100,000	98,951
Unibail-Rodamco:
0.75% 10/25/28 (Reg. S)	EUR	100,000	83,233
1% 2/27/27 (Reg. S)	EUR	600,000	544,555
Veolia Environnement SA:
0.892% 1/14/24 (Reg. S)	EUR	1,000,000	1,038,856
1.25% 4/15/28 (Reg. S)	EUR	100,000	96,037
TOTAL FRANCE			17,602,986
Germany - 2.0%
Allianz SE 1.301% 9/25/49 (Reg. S) (b)	EUR	100,000	85,056
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	246,904
Berlin Hannoversche Hypothekenbank AG:
0.25% 5/30/23 (Reg. S)	EUR	108,000	112,728
0.25% 5/19/33 (Reg. S)	EUR	1,020,000	855,005
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	18,673
Commerzbank AG:
0.01% 3/11/30	EUR	53,000	47,338
0.5% 12/4/26 (Reg. S)	EUR	58,000	54,926
1.25% 1/9/34	EUR	58,000	53,832
1.875% 2/28/28 (Reg. S)	EUR	100,000	93,915
Deutsche Bahn Finance BV:
0.375% 12/3/26 (Reg. S)	GBP	64,000	70,006
0.625% 12/8/50 (Reg. S)	EUR	144,000	79,250
0.875% 6/23/39 (Reg. S)	EUR	198,000	143,964
1.375% 7/7/25 (Reg. S)	GBP	28,000	32,779
Deutsche Bank AG:
3 month EURIBOR + 1.870% 1.875% 2/23/28 (Reg. S) (b)(d)	EUR	100,000	94,476
1.625% 1/20/27 (Reg. S)	EUR	300,000	281,354
2.625% 12/16/24 (Reg. S)	GBP	200,000	231,766
Deutsche Borse AG 0.125% 2/22/31 (Reg. S)	EUR	100,000	84,904
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	65,563
E.ON AG:
0.25% 10/24/26 (Reg. S)	EUR	69,000	64,980
0.75% 2/20/28 (Reg. S)	EUR	99,000	92,045
0.875% 10/18/34 (Reg. S)	EUR	117,000	91,230
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	100,000	76,965
KfW:
0% 6/30/23 (Reg. S)	EUR	173,000	180,463
0% 9/30/26 (Reg. S)	EUR	273,000	269,601
0% 9/15/28 (Reg. S)	EUR	442,000	418,241
0% 9/17/30 (Reg. S)	EUR	261,000	234,412
0.01% 5/5/27 (Reg. S)	EUR	38,000	36,999
0.05% 9/29/34 (Reg. S)	EUR	1,224,000	987,954
0.125% 12/30/26 (Reg. S)	GBP	1,064,000	1,166,716
0.625% 2/22/27	EUR	283,000	284,742
0.625% 1/7/28	EUR	324,000	321,649
0.75% 6/28/28	EUR	72,000	71,542
0.875% 9/15/26 (Reg. S)	GBP	43,000	49,116
1.25% 8/28/23	NOK	380,000	37,935
1.375% 12/9/24 (Reg. S)	GBP	151,000	179,291
1.375% 2/2/28	SEK	310,000	27,997
1.5% 7/24/24	AUD	82,000	54,226
3.2% 9/11/26	AUD	118,000	78,814
Land Niedersachsen 1.125% 9/12/33 (Reg. S)	EUR	70,000	65,448
Landesbank Baden-Wurttemberg 0.375% 5/7/29 (Reg. S)	EUR	100,000	84,387
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	38,384
0.875% 12/15/26 (Reg. S)	GBP	19,000	21,592
1.375% 9/8/25 (Reg. S)	GBP	1,512,000	1,779,867
2.6% 3/23/27 (Reg. S)	AUD	60,000	38,636
LEG Immobilien AG 0.875% 1/17/29 (Reg. S)	EUR	100,000	83,196
Mercedes-Benz Group AG:
1.125% 8/8/34 (Reg. S)	EUR	27,000	21,666
1.5% 7/3/29 (Reg. S)	EUR	44,000	41,985
Muenchener Hypothekenbank eG 0.5% 12/11/24 (Reg. S)	GBP	800,000	927,394
NRW.BANK 0.875% 4/12/34	EUR	387,000	345,147
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	33,936
0.85% 5/22/34 (Reg. S)	EUR	102,000	89,660
Volkswagen Financial Services AG:
1.5% 10/1/24 (Reg. S)	EUR	36,000	36,955
2.5% 4/6/23	EUR	35,000	36,978
3.375% 4/6/28 (Reg. S)	EUR	32,000	32,952
Vonovia SE 1% 6/16/33 (Reg. S)	EUR	400,000	279,996
TOTAL GERMANY			11,335,536
Ireland - 0.3%
ESB Finance Ltd. 1.125% 6/11/30 (Reg. S)	EUR	135,000	124,966
Johnson Controls International PLC 1.375% 2/25/25	EUR	1,296,000	1,303,402
TOTAL IRELAND			1,428,368
Italy - 0.2%
ACEA SpA 1.5% 6/8/27 (Reg. S)	EUR	117,000	114,154
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	105,319
Ferrovie dello Stato FS SpA 1.5% 6/27/25 (Reg. S)	EUR	144,000	147,221
Intesa Sanpaolo SpA 2.125% 5/26/25 (Reg. S)	EUR	323,000	329,871
Snam SpA 0% 5/12/24 (Reg. S)	EUR	110,000	111,786
UniCredit SpA 2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	468,338
TOTAL ITALY			1,276,689
Japan - 0.0%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	124,560
Luxembourg - 1.4%
Aroundtown SA 0.375% 4/15/27 (Reg. S)	EUR	200,000	163,376
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,553,000	1,527,865
Blackstone Property Partners Europe LP 1.25% 4/26/27 (Reg. S)	EUR	153,000	133,218
CK Hutchison Group Telecom Finance SA 0.375% 10/17/23 (Reg. S)	EUR	887,000	911,731
CPI Property Group SA 2.75% 5/12/26 (Reg. S)	EUR	153,000	142,325
DH Europe Finance II SARL:
0.2% 3/18/26	EUR	2,894,000	2,792,160
0.75% 9/18/31	EUR	456,000	386,230
1.35% 9/18/39	EUR	192,000	139,666
Logicor Financing SARL 0.75% 7/15/24 (Reg. S)	EUR	558,000	554,145
Medtronic Global Holdings SCA:
0.25% 7/2/25	EUR	100,000	99,242
1.75% 7/2/49 (Reg. S)	EUR	1,527,000	1,085,989
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	28,906
Prologis International Funding II SA 1.75% 3/15/28 (Reg. S)	EUR	144,000	138,363
Whirlpool EMEA Finance SARL 0.5% 2/20/28	EUR	170,000	151,003
TOTAL LUXEMBOURG			8,254,219
Mexico - 0.1%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	94,525
1.5% 3/10/24	EUR	100,000	103,832
2.125% 3/10/28	EUR	200,000	199,674
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	78,072
TOTAL MEXICO			476,103
Multi-National - 0.0%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	152,293
Netherlands - 1.8%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	162,368
0.6% 1/15/27 (Reg. S)	EUR	300,000	281,852
0.875% 1/15/24 (Reg. S)	EUR	150,000	155,248
1.375% 1/12/37 (Reg. S)	EUR	400,000	359,500
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	143,708
Allianz Finance II BV 1.5% 1/15/30 (Reg. S)	EUR	200,000	191,390
Bank Nederlandse Gemeenten NV:
0.75% 1/24/29 (Reg. S)	EUR	2,004,000	1,955,442
2.25% 8/30/22	EUR	140,000	147,289
3.3% 7/17/28 (Reg. S)	AUD	97,000	62,739
BAT Netherlands Finance BV 3.125% 4/7/28 (Reg. S)	EUR	100,000	98,937
BMV Finance NV:
0.125% 7/13/22 (Reg. S)	EUR	457,000	478,734
0.625% 10/6/23 (Reg. S)	EUR	32,000	33,161
1.5% 2/6/29 (Reg. S)	EUR	86,000	83,757
CTP BV 0.75% 2/18/27 (Reg. S)	EUR	108,000	87,976
Daimler International Finance BV:
0.375% 11/8/26 (Reg. S)	EUR	23,000	22,049
1.375% 6/26/26 (Reg. S)	EUR	44,000	44,130
2.625% 4/7/25 (Reg. S)	EUR	472,000	500,133
Deutsche Annington Finance BV 1.625% 4/7/24 (Reg. S)	EUR	400,000	411,775
Digital Intrepid Holding BV 0.625% 7/15/31 (Reg. S)	EUR	100,000	73,828
E.ON International Finance BV 1.5% 7/31/29 (Reg. S)	EUR	115,000	108,088
EnBW International Finance BV 0.5% 3/1/33 (Reg. S)	EUR	81,000	59,863
Eneco Holding NV 0% 11/16/26 (Reg. S)	EUR	117,000	109,213
ENEL Finance International NV:
0.375% 6/17/27 (Reg. S)	EUR	100,000	92,826
2.875% 4/11/29 (Reg. S)	GBP	456,000	509,832
Heimstaden Bostad Treasury BV 1.375% 7/24/28 (Reg. S)	EUR	135,000	107,913
ING Groep NV:
0.25% 2/18/29 (Reg. S) (b)	EUR	400,000	347,765
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	386,053
3% 2/18/26 (Reg. S)	GBP	100,000	116,604
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	92,835
Nationale-Nederlanden Bank NV 1% 9/25/28 (Reg. S)	EUR	700,000	690,313
Nederlandse Waterschapsbank NV:
0.75% 10/4/41 (Reg. S)	EUR	748,000	583,118
3.3% 5/2/29 (Reg. S)	AUD	40,000	25,524
Rabobank Nederland:
0.25% 10/30/26 (Reg. S)	EUR	500,000	471,641
0.75% 8/29/23 (Reg. S)	EUR	300,000	311,566
1.25% 3/23/26 (Reg. S)	EUR	79,000	80,264
Royal Schiphol Group NV 2% 4/6/29 (Reg. S)	EUR	117,000	116,013
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	219,823
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	21,006
1.75% 2/28/39 (Reg. S)	EUR	23,000	19,182
TenneT Holding BV 0.875% 6/16/35 (Reg. S)	EUR	234,000	181,208
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	30,117
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	103,716
1.625% 1/16/30 (Reg. S)	EUR	45,000	41,010
4.125% 11/16/38 (Reg. S)	EUR	200,000	196,260
TOTAL NETHERLANDS			10,315,769
Norway - 0.6%
DNB Bank ASA 0.05% 11/14/23 (Reg. S)	EUR	400,000	410,943
DNB Naeringskreditt A/S 0.375% 11/14/23 (Reg. S)	EUR	850,000	882,502
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	220,966
Kommunalbanken A/S 1.5% 12/15/23 (Reg. S)	GBP	100,000	120,113
Sparebank 1 Boligkreditt A/S 0.01% 9/22/27 (Reg. S)	EUR	1,151,000	1,093,716
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	253,000	260,467
0.75% 5/31/26 (Reg. S)	EUR	100,000	98,735
1.125% 5/31/29 (Reg. S)	EUR	157,000	148,276
TOTAL NORWAY			3,235,718
Spain - 0.3%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	394,526
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (b)	EUR	100,000	102,395
Banco Santander SA:
1.375% 1/5/26 (Reg. S)	EUR	100,000	98,625
3.125% 1/19/27 (Reg. S)	EUR	100,000	100,552
CaixaBank SA 2.375% 2/1/24 (Reg. S)	EUR	800,000	839,767
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	319,727
TOTAL SPAIN			1,855,592
Sweden - 1.1%
Akelius Residential Property AB 1.125% 3/14/24 (Reg. S)	EUR	297,000	303,298
Fastighets AB Balder 1.25% 1/28/28 (Reg. S)	EUR	108,000	76,662
Kommuninvest I Sverige AB:
0.75% 2/22/23 (Reg. S)	SEK	990,000	96,247
1% 10/2/24 (Reg. S)	SEK	8,080,000	759,601
1% 5/12/25 (Reg. S)	SEK	9,970,000	925,241
1% 11/12/26 (Reg. S)	SEK	6,710,000	602,854
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	37,043
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	512,718
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	156,178
Samhallsbyggnadsbolaget I Norden AB 1% 8/12/27 (Reg. S)	EUR	108,000	71,868
Skandinaviska Enskilda Banken AB 0.75% 11/15/27 (Reg. S)	EUR	100,000	98,654
Stadshypotek AB:
1.5% 6/1/23 (Reg. S)	SEK	5,000,000	487,624
1.5% 3/1/24 (Reg. S)	SEK	1,000,000	96,318
1.5% 12/3/24 (Reg. S)	SEK	8,000,000	759,398
Swedbank AB 2.1% 5/25/27 (Reg. S)	EUR	108,000	109,786
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	197,966
1% 9/18/24 (Reg. S)	SEK	800,000	75,389
Swedish Covered Bond Corp. 2% 6/17/26 (Reg. S)	SEK	11,000,000	1,031,836
Vattenfall AB 0.125% 2/12/29 (Reg. S)	EUR	108,000	95,757
TOTAL SWEDEN			6,494,438
Switzerland - 0.5%
Credit Suisse Group AG:
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	87,458
1.25% 7/17/25 (Reg. S) (b)	EUR	307,000	305,725
3.25% 4/2/26 (Reg. S) (b)	EUR	505,000	516,520
Pfandbrief Schweiz Hypo:
0% 7/29/24 (Reg. S)	CHF	40,000	41,178
0% 8/26/49 (Reg. S)	CHF	300,000	188,940
0.125% 12/19/31 (Reg. S)	CHF	520,000	467,082
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0% 3/13/28 (Reg. S)	CHF	120,000	116,424
0.1% 12/3/31 (Reg. S)	CHF	195,000	175,080
0.5% 11/24/28 (Reg. S)	CHF	40,000	39,485
UBS Group AG:
0.25% 1/29/26 (Reg. S) (b)	EUR	669,000	653,492
1.25% 4/17/25 (Reg. S) (b)	EUR	414,000	423,569
TOTAL SWITZERLAND			3,014,953
United Kingdom - 1.3%
Amcor UK Finance PLC 1.125% 6/23/27	EUR	1,384,000	1,298,408
Barclays PLC:
2% 2/7/28 (Reg. S) (b)	EUR	335,000	346,850
3.25% 1/17/33	GBP	299,000	309,963
3.375% 4/2/25 (Reg. S) (b)	EUR	701,000	740,005
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	95,159
HSBC Holdings PLC:
1.5% 12/4/24 (Reg. S) (b)	EUR	930,000	964,117
3% 7/22/28 (b)	GBP	110,000	124,590
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	158,943
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	90,822
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	129,029
0.625% 1/15/24 (b)	EUR	100,000	104,355
1.985% 12/15/31 (b)	GBP	104,000	108,515
2.25% 10/16/24	GBP	100,000	116,894
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	426,700
M&G PLC 5.625% 10/20/51 (Reg. S) (b)	GBP	104,000	120,208
Nationwide Building Society 0.625% 3/25/27 (Reg. S)	EUR	903,000	892,824
NatWest Group PLC:
3 month EURIBOR + 1.080% 1.75% 3/2/26 (Reg. S) (b)(d)	EUR	110,000	110,552
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	469,272
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	98,363
Westpac Securities NZ Ltd. London Branch 0.01% 6/8/28 (Reg. S)	EUR	998,000	922,113
TOTAL UNITED KINGDOM			7,627,682
United States of America - 5.5%
AbbVie, Inc. 1.5% 11/15/23	EUR	1,976,000	2,062,812
ACE INA Holdings, Inc. 1.55% 3/15/28	EUR	639,000	618,445
Air Products & Chemicals, Inc. 0.5% 5/5/28	EUR	1,223,000	1,119,387
Altria Group, Inc.:
2.2% 6/15/27	EUR	398,000	374,950
3.125% 6/15/31	EUR	174,000	159,756
American Honda Finance Corp. 1.95% 10/18/24	EUR	1,294,000	1,355,234
Apple, Inc. 0.5% 11/15/31	EUR	911,000	801,551
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	97,067
2.9% 12/4/26	GBP	2,720,000	3,212,095
Bank of America Corp. 0.694% 3/22/31 (Reg. S) (b)	EUR	486,000	412,780
Berkshire Hathaway, Inc. 2.15% 3/15/28	EUR	797,000	811,037
Citigroup, Inc. 2.75% 1/24/24	GBP	204,000	244,912
Comcast Corp. 1.875% 2/20/36	GBP	405,000	384,461
DXC Technology Co. 1.75% 1/15/26	EUR	914,000	901,027
FedEx Corp. 0.95% 5/4/33	EUR	371,000	281,782
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	758,000	734,190
Fiserv, Inc.:
0.375% 7/1/23	EUR	2,567,000	2,653,804
2.25% 7/1/25	GBP	925,000	1,078,686
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	92,697
General Electric Co.:
0.875% 5/17/25	EUR	2,219,000	2,229,697
2.125% 5/17/37	EUR	110,000	92,338
Goldman Sachs Group, Inc.:
2% 11/1/28 (Reg. S)	EUR	51,000	48,667
3.125% 7/25/29 (Reg. S)	GBP	27,000	30,391
3.375% 3/27/25 (Reg. S)	EUR	488,000	518,621
IBM Corp. 1.2% 2/11/40	EUR	272,000	206,058
Illinois Tool Works, Inc. 0.25% 12/5/24	EUR	2,734,000	2,747,626
JPMorgan Chase & Co. 0.389% 2/24/28 (Reg. S) (b)	EUR	792,000	730,700
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	768,000	758,469
McKesson Corp. 3.125% 2/17/29	GBP	573,000	658,792
Morgan Stanley 1.102% 4/29/33 (b)	EUR	243,000	200,618
New York Life Global Funding 0.125% 7/23/30 (Reg. S)	CHF	215,000	189,089
Philip Morris International, Inc.:
1.45% 8/1/39	EUR	100,000	59,274
2% 5/9/36	EUR	210,000	146,100
PPG Industries, Inc. 0.875% 11/3/25	EUR	744,000	730,233
Procter & Gamble Co.:
1.375% 5/3/25	GBP	221,000	257,937
1.8% 5/3/29	GBP	381,000	428,650
Prologis LP 2.25% 6/30/29	GBP	619,000	677,867
Public Storage 0.875% 1/24/32	EUR	245,000	199,267
Realty Income Corp. 1.75% 7/13/33	GBP	413,000	387,498
The Coca-Cola Co. 0.375% 3/15/33	EUR	906,000	715,625
The Dow Chemical Co. 1.875% 3/15/40	EUR	232,000	163,117
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	99,637
1.875% 10/1/49	EUR	106,000	75,825
Verizon Communications, Inc.:
1.375% 10/27/26	EUR	762,000	762,612
3.375% 10/27/36	GBP	486,000	526,750
VF Corp. 0.25% 2/25/28	EUR	606,000	539,732
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	110,000	110,776
TOTAL UNITED STATES OF AMERICA			31,688,639
TOTAL NONCONVERTIBLE BONDS (Cost $203,683,502)			175,817,097

Government Obligations - 66.9%
		Principal Amount (a)	Value ($)
Australia - 1.9%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	493,000	319,342
0.25% 11/21/25 (Reg. S)	AUD	811,000	506,622
1% 12/21/30 (Reg. S)	AUD	1,482,000	828,164
1.25% 5/21/32	AUD	1,926,000	1,065,020
1.75% 11/21/32 (Reg. S)	AUD	140,000	80,581
1.75% 6/21/51 (Reg. S)	AUD	1,109,000	486,073
2.75% 11/21/28	AUD	729,000	482,058
2.75% 5/21/41(Reg. S)	AUD	1,144,000	672,116
3% 3/21/47	AUD	468,000	277,592
3.25% 4/21/25 (Reg. S)	AUD	56,000	38,777
4.75% 4/21/27(Reg. S)	AUD	2,590,000	1,897,434
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (c)	AUD	2,111,000	1,192,576
3.25% 7/21/26 (Reg. S) (c)	AUD	247,000	167,727
3.25% 7/21/28 (Reg. S) (c)	AUD	154,000	102,895
3.5% 8/21/30 (Reg. S) (c)	AUD	58,000	38,533
Treasury Corp. of Victoria:
0.5% 11/20/25	AUD	110,000	68,297
1% 11/20/23	AUD	2,134,000	1,431,652
1.25% 11/19/27	AUD	952,000	573,262
1.5% 11/20/30	AUD	1,347,000	755,314
2.5% 10/22/29	AUD	424,000	263,684
TOTAL AUSTRALIA			11,247,719
Austria - 0.7%
Austrian Republic:
0% 4/20/23 (Reg. S) (c)	EUR	12,000	12,549
0% 2/20/30 (Reg. S) (c)	EUR	162,000	149,136
0% 10/20/40 (Reg. S) (c)	EUR	628,000	435,493
0.5% 4/20/27 (Reg. S) (c)	EUR	821,000	827,895
0.5% 2/20/29 (Reg. S) (c)	EUR	677,000	660,931
0.75% 10/20/26 (Reg. S) (c)	EUR	185,000	189,958
0.75% 2/20/28 (Reg. S) (c)	EUR	65,000	65,436
0.75% 3/20/51 (Reg. S) (c)	EUR	950,000	683,025
0.9% 2/20/32 (Reg. S) (c)	EUR	514,000	490,190
1.2% 10/20/25 (Reg. S) (c)	EUR	77,000	81,048
1.5% 2/20/47 (Reg. S) (c)	EUR	483,000	437,573
2.4% 5/23/34(Reg. S) (c)	EUR	40,000	43,584
3.15% 6/20/44(Reg. S) (c)	EUR	10,000	12,182
4.15% 3/15/37 (c)	EUR	20,000	26,226
TOTAL AUSTRIA			4,115,226
Belgium - 1.3%
Belgian Kingdom:
0% 10/22/31 (c)	EUR	622,000	545,919
0.1% 6/22/30 (Reg. S) (c)	EUR	175,000	161,143
0.2% 10/22/23 (Reg. S) (c)	EUR	109,000	113,721
0.35% 6/22/32 (c)	EUR	549,000	488,689
0.4% 6/22/40 (c)	EUR	1,212,000	888,494
0.5% 10/22/24 (Reg. S) (c)	EUR	544,000	565,577
0.8% 6/22/25 (Reg. S) (c)	EUR	105,000	109,217
0.8% 6/22/27 (c)	EUR	39,000	39,817
0.9% 6/22/29 (c)	EUR	1,373,000	1,372,695
1% 6/22/26 (Reg. S) (c)	EUR	161,000	167,482
1.25% 4/22/33 (Reg. S) (c)	EUR	1,521,000	1,479,972
1.4% 6/22/53 (Reg. S) (c)	EUR	612,000	472,082
1.45% 6/22/37 (Reg. S) (c)	EUR	84,000	77,839
1.6% 6/22/47 (c)	EUR	208,000	177,783
1.7% 6/22/50 (c)	EUR	23,000	19,696
1.9% 6/22/38(Reg. S) (c)	EUR	101,000	99,037
2.25% 6/22/57 (Reg. S) (c)	EUR	124,000	118,881
3.75% 6/22/45(Reg. S)	EUR	20,000	25,139
4% 3/28/32	EUR	30,000	37,240
4.25% 3/28/41 (c)	EUR	135,000	177,214
5.5% 3/28/28	EUR	40,000	51,503
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	78,908
TOTAL BELGIUM			7,268,048
Canada - 3.5%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	101,978
2.05% 6/1/30	CAD	260,000	177,273
2.55% 12/15/22	CAD	160,000	124,249
3.05% 12/1/48	CAD	724,000	464,464
3.1% 6/1/50	CAD	231,000	149,445
British Columbia Province:
2.3% 6/18/26	CAD	210,000	156,157
2.95% 6/18/50	CAD	924,000	574,873
Canada Housing Trust No. 1:
1.75% 6/15/30 (c)	CAD	730,000	494,769
1.8% 12/15/24 (c)	CAD	305,000	228,650
2.1% 9/15/29 (c)	CAD	70,000	49,352
2.35% 6/15/23 (c)	CAD	585,000	451,125
3.15% 9/15/23 (c)	CAD	2,440,000	1,895,132
Canadian Government:
0.25% 3/1/26	CAD	2,528,000	1,772,998
0.5% 12/1/30	CAD	531,000	330,390
1% 6/1/27	CAD	58,000	40,810
1.25% 3/1/27	CAD	2,080,000	1,486,573
1.25% 6/1/30	CAD	216,000	145,102
1.5% 9/1/24	CAD	18,000	13,525
1.5% 12/1/31	CAD	480,000	321,147
1.75% 3/1/23	CAD	10,000	7,712
2% 6/1/28	CAD	50,000	36,527
2% 12/1/51	CAD	680,000	412,892
City of Ottawa 4.6% 7/14/42	CAD	70,000	54,904
City of Toronto 2.8% 11/22/49	CAD	180,000	101,710
Manitoba Province:
3.2% 3/5/50	CAD	256,000	164,125
3.4% 9/5/48	CAD	190,000	125,744
New Brunswick Province:
3.05% 8/14/50	CAD	227,000	141,053
3.55% 6/3/43	CAD	100,000	68,808
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	91,709
3.3% 10/17/46	CAD	50,000	31,854
3.7% 10/17/48	CAD	70,000	47,263
Ontario Province:
0.25% 12/15/26 (Reg. S)	GBP	120,000	130,839
0.375% 6/14/24 (Reg. S)	EUR	100,000	102,798
0.375% 4/8/27 (Reg. S)	EUR	283,000	276,845
1.75% 9/8/25	CAD	401,000	295,470
2.05% 6/2/30	CAD	59,000	40,111
2.15% 6/2/31	CAD	170,000	114,247
2.3% 9/8/24	CAD	53,000	40,256
2.4% 6/2/26	CAD	49,000	36,554
2.6% 6/2/25	CAD	3,000,000	2,277,129
2.65% 12/2/50	CAD	49,000	28,382
2.7% 6/2/29	CAD	1,703,000	1,235,654
2.8% 6/2/48	CAD	1,768,000	1,070,319
2.9% 6/2/49	CAD	885,000	544,441
Quebec Province:
0.75% 12/13/24 (Reg. S)	GBP	192,000	223,735
1.5% 9/1/31	CAD	1,966,000	1,246,559
1.9% 9/1/30	CAD	131,000	87,825
2.25% 2/22/24	CAD	290,000	221,684
2.25% 9/15/26 (Reg. S)	GBP	112,000	134,012
2.3% 9/1/29	CAD	1,179,000	831,812
2.5% 9/1/26	CAD	423,000	316,060
3.1% 12/1/51	CAD	230,000	147,136
3.5% 12/1/45	CAD	130,000	90,521
5% 12/1/38	CAD	90,000	76,580
5% 12/1/41	CAD	420,000	360,413
Saskatchewan Province 3.1% 6/2/50	CAD	193,000	122,717
TOTAL CANADA			20,314,412
Chile - 0.3%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	77,825
1.875% 5/27/30	EUR	100,000	91,650
5.1% 7/15/50	CLP	40,000,000	36,295
5.8% 6/1/24 (Reg. S) (c)	CLP	1,300,000,000	1,388,816
TOTAL CHILE			1,594,586
China - 9.5%
Peoples Republic of China:
2.26% 2/24/25	CNY	11,900,000	1,768,806
2.37% 1/20/27	CNY	5,670,000	836,536
2.57% 5/20/23	CNY	8,410,000	1,261,825
2.68% 5/21/30	CNY	1,760,000	258,512
2.7% 11/3/26	CNY	20,270,000	3,026,436
2.75% 2/17/32	CNY	9,650,000	1,425,958
2.76% 5/15/32	CNY	14,560,000	2,163,351
2.8% 3/24/29	CNY	7,560,000	1,127,009
2.84% 4/8/24	CNY	69,120,000	10,421,828
2.91% 10/14/28	CNY	13,650,000	2,049,011
3.02% 10/22/25	CNY	41,220,000	6,251,843
3.02% 5/27/31	CNY	2,210,000	333,122
3.25% 6/6/26	CNY	29,410,000	4,504,598
3.27% 11/19/30	CNY	54,840,000	8,427,551
3.32% 4/15/52	CNY	3,620,000	543,521
3.53% 10/18/51	CNY	2,380,000	368,142
3.81% 9/14/50	CNY	41,140,000	6,603,955
3.86% 7/22/49	CNY	22,330,000	3,606,637
TOTAL CHINA			54,978,641
Colombia - 0.1%
Colombian Republic:
7% 6/30/32	COP	873,300,000	154,176
7.25% 10/18/34	COP	2,346,200,000	404,021
10% 7/24/24	COP	1,080,000,000	259,078
TOTAL COLOMBIA			817,275
Croatia - 0.1%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	136,463
2.7% 6/15/28	EUR	200,000	207,664
TOTAL CROATIA			344,127
Cyprus - 0.1%
Republic of Cyprus:
2.25% 4/16/50 (Reg. S)	EUR	189,000	147,396
2.375% 9/25/28 (Reg. S)	EUR	84,000	84,331
2.75% 6/27/24 (Reg. S)	EUR	32,000	34,327
3.75% 7/26/23 (Reg. S)	EUR	44,000	47,162
TOTAL CYPRUS			313,216
Czech Republic - 0.3%
Czech Republic:
0.25% 2/10/27	CZK	30,000	1,006
0.45% 10/25/23	CZK	5,390,000	210,520
1.2% 3/13/31	CZK	5,250,000	163,996
1.25% 2/14/25	CZK	170,000	6,361
1.5% 4/24/40	CZK	10,600,000	269,248
2% 10/13/33	CZK	2,230,000	71,132
5.7% 5/25/24	CZK	24,800,000	1,044,798
TOTAL CZECH REPUBLIC			1,767,061
Denmark - 0.2%
Danish Kingdom:
0% 11/15/31 (Reg. S)	DKK	3,412,000	409,257
0.25% 11/15/52 (Reg. S)	DKK	3,331,000	284,096
0.5% 11/15/27	DKK	1,518,000	203,699
0.5% 11/15/29(Reg. S)	DKK	3,944,000	512,580
TOTAL DENMARK			1,409,632
Finland - 0.3%
Finnish Government:
0% 9/15/23 (Reg. S) (c)	EUR	209,000	217,844
0% 9/15/24 (c)	EUR	84,000	86,500
0.125% 4/15/36 (Reg. S) (c)	EUR	452,000	362,435
0.125% 4/15/52 (Reg. S) (c)	EUR	184,000	107,708
0.25% 9/15/40 (Reg. S) (c)	EUR	433,000	321,899
0.5% 4/15/26 (Reg. S) (c)	EUR	44,000	44,915
0.5% 9/15/28 (Reg. S) (c)	EUR	400,000	394,532
0.5% 4/15/43(Reg. S) (c)	EUR	63,000	46,608
1.125% 4/15/34 (Reg. S) (c)	EUR	166,000	157,628
2.625% 7/4/42 (c)	EUR	20,000	22,188
TOTAL FINLAND			1,762,257
France - 5.6%
French Government:
0% 2/25/23 (Reg. S)	EUR	455,000	476,561
0% 3/25/23 (Reg. S)	EUR	292,000	305,601
0% 2/25/24 (Reg. S)	EUR	735,000	762,974
0% 3/25/24(Reg. S)	EUR	268,000	277,840
0% 2/25/25(Reg. S)	EUR	5,013,000	5,110,933
0% 3/25/25(Reg. S)	EUR	14,000	14,262
0% 2/25/26 (Reg. S)	EUR	2,423,000	2,432,786
0% 2/25/27 (Reg. S)	EUR	315,000	310,393
0% 11/25/29 (Reg. S)	EUR	2,377,000	2,208,226
0% 11/25/30 (Reg. S)	EUR	839,000	758,575
0% 11/25/31 (Reg. S)	EUR	747,000	657,809
0% 5/25/32 (Reg. S)	EUR	883,000	764,904
0.25% 11/25/26(Reg. S)	EUR	1,615,000	1,616,770
0.5% 5/25/25	EUR	182,000	187,686
0.5% 5/25/26	EUR	33,000	33,627
0.5% 5/25/29 (Reg. S)	EUR	1,326,000	1,293,595
0.5% 5/25/40 (Reg. S) (c)	EUR	3,627,000	2,777,154
0.75% 5/25/28 (Reg. S)	EUR	823,000	827,583
0.75% 5/25/52 (Reg. S)	EUR	2,316,000	1,545,061
0.75% 5/25/53 (Reg. S) (c)	EUR	1,018,000	662,834
1% 11/25/25(Reg. S)	EUR	36,000	37,543
1% 5/25/27	EUR	3,126,000	3,222,200
1.25% 5/25/34(Reg. S)	EUR	137,000	130,626
1.25% 5/25/36(Reg. S) (c)	EUR	2,368,000	2,198,242
1.5% 5/25/31(Reg. S)	EUR	2,633,000	2,698,383
1.5% 5/25/50 (Reg. S) (c)	EUR	544,000	460,918
1.75% 6/25/39 (Reg. S) (c)	EUR	655,000	639,221
1.75% 5/25/66 (c)	EUR	33,000	27,429
2% 5/25/48 (c)	EUR	124,000	118,996
4.75% 4/25/35	EUR	100,000	135,370
TOTAL FRANCE			32,694,102
Germany - 5.3%
German Federal Republic:
0% 4/14/23 (Reg. S)	EUR	143,000	149,497
0% 3/15/24 (Reg. S)	EUR	1,373,000	1,426,130
0% 4/5/24	EUR	500,000	519,097
0% 10/18/24 (Reg. S)	EUR	1,391,000	1,433,279
0% 4/11/25 (Reg. S)	EUR	1,215,000	1,245,472
0% 10/10/25 (Reg. S)	EUR	4,528,000	4,614,551
0% 8/15/26(Reg. S)	EUR	57,000	57,486
0% 11/15/27 (Reg. S)	EUR	4,572,000	4,526,685
0% 8/15/29(Reg. S)	EUR	1,325,000	1,277,857
0% 2/15/30 (Reg. S)	EUR	451,000	431,504
0% 8/15/30 (Reg. S)	EUR	3,871,000	3,673,232
0% 2/15/32 (Reg. S)	EUR	918,000	845,200
0% 5/15/35 (Reg. S)	EUR	1,238,000	1,064,444
0% 8/15/50	EUR	1,270,000	850,568
0.2% 6/14/24 (Reg. S)	EUR	450,000	467,328
0.25% 8/15/28 (Reg. S)	EUR	760,000	755,470
0.25% 2/15/29	EUR	576,000	569,389
0.5% 2/15/26(Reg. S)	EUR	888,000	918,000
0.5% 2/15/28	EUR	87,000	88,217
1.25% 8/15/48	EUR	2,043,000	1,976,074
2.5% 7/4/44	EUR	20,000	24,427
4% 1/4/37	EUR	40,000	55,002
4.75% 7/4/40	EUR	20,000	31,103
5.5% 1/4/31	EUR	117,000	164,369
Land Nordrhein-Westfalen:
0.2% 3/31/27 (Reg. S)	EUR	1,513,000	1,483,788
0.2% 4/9/30 (Reg. S)	EUR	725,000	666,079
0.5% 11/25/39 (Reg. S)	EUR	72,000	54,953
0.625% 7/21/31 (Reg. S)	EUR	24,000	22,230
0.8% 7/30/49 (Reg. S)	EUR	104,000	75,438
1.25% 5/12/36 (Reg. S)	EUR	226,000	205,623
1.55% 6/16/48 (Reg. S)	EUR	178,000	158,052
1.65% 2/22/38 (Reg. S)	EUR	607,000	572,678
TOTAL GERMANY			30,403,222
Hong Kong - 0.0%
Hong Kong Government SAR 0.36% 4/15/24	HKD	2,200,000	269,743
Hungary - 0.2%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	63,278
1.5% 8/23/23	HUF	63,350,000	156,892
1.5% 4/22/26	HUF	43,280,000	89,426
1.625% 4/28/32 (Reg. S)	EUR	246,000	196,618
2% 5/23/29	HUF	112,000,000	204,076
2.5% 10/24/24	HUF	3,780,000	8,798
2.75% 12/22/26	HUF	30,520,000	64,114
3% 6/26/24	HUF	7,530,000	18,058
3% 8/21/30	HUF	64,320,000	119,921
TOTAL HUNGARY			921,181
Indonesia - 1.0%
Indonesian Republic:
1.45% 9/18/26	EUR	100,000	96,071
2.15% 7/18/24 (Reg. S)	EUR	129,000	133,817
2.625% 6/14/23	EUR	100,000	105,666
5.125% 4/15/27	IDR	5,900,000,000	379,802
5.5% 4/15/26	IDR	8,615,000,000	567,587
6.375% 4/15/42	IDR	900,000,000	54,971
6.5% 6/15/25	IDR	717,000,000	49,332
6.5% 2/15/31	IDR	4,193,000,000	268,791
7% 9/15/30	IDR	15,924,000,000	1,059,284
7.375% 5/15/48	IDR	11,560,000,000	750,750
7.5% 6/15/35	IDR	1,449,000,000	97,605
7.5% 5/15/38	IDR	1,631,000,000	107,839
7.5% 4/15/40	IDR	9,622,000,000	642,651
8.125% 5/15/24	IDR	15,401,000,000	1,088,072
8.375% 4/15/39	IDR	1,794,000,000	128,130
TOTAL INDONESIA			5,530,368
Ireland - 0.4%
Irish Republic:
0.2% 5/15/27 (Reg. S)	EUR	225,000	222,887
0.2% 10/18/30 (Reg. S)	EUR	86,000	78,999
0.4% 5/15/35 (Reg. S)	EUR	355,000	297,748
0.9% 5/15/28 (Reg. S)	EUR	32,000	32,357
1% 5/15/26(Reg. S)	EUR	188,000	195,680
1.1% 5/15/29 (Reg. S)	EUR	209,000	211,836
1.3% 5/15/33	EUR	570,000	552,382
1.5% 5/15/50 (Reg. S)	EUR	310,000	258,715
1.7% 5/15/37	EUR	380,000	371,420
3.4% 3/18/24 (Reg.S)	EUR	28,000	30,671
TOTAL IRELAND			2,252,695
Israel - 0.2%
Israeli State:
1% 3/31/30	ILS	1,452,000	369,604
1.5% 11/30/23	ILS	912,000	260,644
1.5% 1/16/29 (Reg. S)	EUR	335,000	324,590
1.5% 5/31/37	ILS	1,208,000	280,733
3.75% 3/31/47	ILS	476,000	144,539
TOTAL ISRAEL			1,380,110
Italy - 5.5%
Italian Republic:
0% 1/15/24 (Reg. S)	EUR	3,231,000	3,323,070
0% 12/15/24 (Reg. S)	EUR	3,196,000	3,212,492
0.35% 2/1/25	EUR	191,000	193,357
0.45% 2/15/29(Reg. S)	EUR	190,000	170,710
0.6% 6/15/23 (Reg. S)	EUR	14,000	14,676
0.65% 10/15/23 (Reg. S)	EUR	86,000	89,777
0.85% 1/15/27 (Reg. S)	EUR	81,000	79,511
0.9% 4/1/31	EUR	82,000	71,218
0.95% 9/15/27 (Reg. S)	EUR	1,948,000	1,889,322
0.95% 8/1/30 (Reg. S)	EUR	142,000	126,421
0.95% 6/1/32 (Reg. S)	EUR	531,000	448,066
1.1% 4/1/27 (Reg. S)	EUR	704,000	694,082
1.35% 4/1/30 (Reg. S)	EUR	1,950,000	1,815,811
1.45% 11/15/24 (Reg. S)	EUR	245,000	255,778
1.45% 5/15/25	EUR	80,000	82,825
1.45% 3/1/36 (Reg. S) (c)	EUR	1,347,000	1,108,187
1.6% 6/1/26	EUR	179,000	183,909
1.65% 3/1/32 (c)	EUR	575,000	525,798
1.7% 9/1/51 (Reg. S) (c)	EUR	536,000	375,524
1.75% 7/1/24(Reg. S)	EUR	185,000	195,105
1.8% 3/1/41 (Reg. S) (c)	EUR	1,021,000	816,912
2.05% 8/1/27	EUR	423,000	434,571
2.1% 7/15/26	EUR	1,186,000	1,238,417
2.15% 9/1/52 (Reg. S) (c)	EUR	522,000	397,383
2.15% 3/1/72 (Reg. S) (c)	EUR	279,000	194,116
2.2% 6/1/27 (Reg. S)	EUR	1,612,000	1,672,707
2.25% 9/1/36 (Reg. S) (c)	EUR	639,000	579,932
2.45% 9/1/33 (c)	EUR	1,237,000	1,188,352
2.45% 9/1/50 (Reg. S) (c)	EUR	77,000	64,294
2.5% 12/1/24	EUR	90,000	96,183
2.5% 11/15/25	EUR	2,793,000	2,975,792
2.7% 3/1/47 (c)	EUR	116,000	104,647
2.95% 9/1/38 (c)	EUR	433,000	424,338
3% 8/1/29	EUR	2,038,000	2,154,687
3.1% 3/1/40 (Reg. S) (c)	EUR	1,208,000	1,195,786
3.35% 3/1/35 (c)	EUR	1,868,000	1,942,693
3.45% 3/1/48 (c)	EUR	261,000	267,750
3.75% 9/1/24	EUR	80,000	87,853
3.85% 9/1/49 (c)	EUR	829,000	903,084
4.5% 3/1/26 (c)	EUR	50,000	56,940
5% 3/1/25 (c)	EUR	80,000	91,026
5% 8/1/34 (c)	EUR	20,000	24,281
5% 8/1/39 (c)	EUR	20,000	24,960
6.5% 11/1/27	EUR	50,000	63,102
TOTAL ITALY			31,855,445
Japan - 13.4%
Japan Government:
0.005% 5/1/24	JPY	11,000,000	81,181
0.005% 6/1/24	JPY	29,000,000	214,055
0.005% 3/20/27	JPY	206,000,000	1,517,975
0.1% 3/20/23	JPY	426,150,000	3,145,777
0.1% 6/20/23	JPY	15,350,000	113,369
0.1% 9/20/23	JPY	350,000	2,586
0.1% 12/20/23	JPY	66,450,000	491,043
0.1% 3/20/24	JPY	225,050,000	1,663,526
0.1% 6/20/24	JPY	180,200,000	1,332,441
0.1% 9/20/24	JPY	30,100,000	222,657
0.1% 12/20/24	JPY	4,300,000	31,820
0.1% 3/20/25	JPY	50,000	370
0.1% 9/20/25	JPY	15,500,000	114,742
0.1% 3/20/26	JPY	19,900,000	147,327
0.1% 6/20/26	JPY	121,400,000	898,788
0.1% 9/20/26	JPY	63,300,000	468,662
0.1% 12/20/26	JPY	115,900,000	857,906
0.1% 3/20/27	JPY	295,100,000	2,183,866
0.1% 6/20/27	JPY	32,450,000	239,981
0.1% 9/20/27	JPY	20,700,000	152,952
0.1% 12/20/27	JPY	75,800,000	559,405
0.1% 3/20/28	JPY	4,750,000	35,028
0.1% 6/20/28	JPY	30,400,000	223,913
0.1% 9/20/28	JPY	231,650,000	1,704,919
0.1% 12/20/28	JPY	69,800,000	513,263
0.1% 3/20/29	JPY	23,050,000	169,367
0.1% 6/20/29	JPY	208,100,000	1,527,329
0.1% 12/20/29	JPY	430,000,000	3,142,473
0.1% 3/20/30	JPY	15,400,000	112,403
0.1% 6/20/30	JPY	372,350,000	2,716,250
0.1% 9/20/30	JPY	210,300,000	1,532,998
0.1% 6/20/31	JPY	12,700,000	92,284
0.2% 3/20/32	JPY	131,000,000	963,084
0.2% 6/20/36	JPY	451,050,000	3,157,184
0.3% 12/20/24	JPY	7,650,000	56,885
0.3% 12/20/25	JPY	1,213,000,000	9,041,892
0.3% 6/20/39	JPY	158,200,000	1,080,069
0.3% 9/20/39	JPY	56,150,000	381,794
0.3% 12/20/39	JPY	61,650,000	417,851
0.3% 6/20/46	JPY	153,200,000	948,862
0.4% 6/20/25	JPY	12,550,000	93,717
0.4% 9/20/25	JPY	44,650,000	333,687
0.4% 3/20/36	JPY	192,500,000	1,389,907
0.4% 3/20/40	JPY	51,800,000	356,003
0.4% 6/20/40	JPY	10,450,000	71,531
0.4% 9/20/40	JPY	138,350,000	943,906
0.4% 6/20/49	JPY	18,750,000	113,639
0.4% 9/20/49	JPY	5,450,000	32,922
0.4% 3/20/50	JPY	35,400,000	213,819
0.4% 3/20/56	JPY	521,900,000	2,960,998
0.5% 9/20/36	JPY	177,000,000	1,289,003
0.5% 12/20/38	JPY	15,550,000	110,558
0.5% 9/20/46	JPY	15,100,000	97,872
0.5% 3/20/49	JPY	10,450,000	65,311
0.5% 3/20/59	JPY	6,350,000	36,589
0.6% 12/20/36	JPY	12,050,000	88,778
0.6% 6/20/37	JPY	288,850,000	2,118,475
0.6% 12/20/37	JPY	6,700,000	48,898
0.6% 6/20/50	JPY	27,350,000	173,286
0.7% 3/20/37	JPY	22,050,000	164,405
0.7% 9/20/38	JPY	1,033,250,000	7,596,687
0.7% 6/20/48	JPY	13,100,000	87,257
0.7% 12/20/48	JPY	10,800,000	71,421
0.8% 3/20/42	JPY	149,000,000	1,080,547
0.8% 9/20/47	JPY	10,200,000	70,229
0.9% 9/20/48	JPY	249,150,000	1,736,558
0.9% 3/20/57	JPY	212,650,000	1,418,429
1% 12/20/35	JPY	735,450,000	5,742,180
1% 3/20/52	JPY	170,000,000	1,186,417
1.2% 3/20/35	JPY	19,650,000	157,320
1.4% 12/20/45	JPY	368,200,000	2,921,231
1.4% 3/20/55	JPY	5,500,000	42,413
1.6% 6/20/30	JPY	4,600,000	37,579
1.6% 3/20/33	JPY	4,300,000	35,782
1.6% 12/20/33	JPY	33,050,000	275,690
1.9% 3/20/53	JPY	67,000,000	579,855
2% 3/20/42	JPY	110,000,000	973,737
2.3% 5/20/32	JPY	46,000,000	405,053
TOTAL JAPAN			77,379,966
Korea (South) - 2.4%
Korean Republic:
0.75% 3/10/23	KRW	1,632,970,000	1,250,835
1.125% 9/10/25	KRW	359,480,000	257,687
1.125% 9/10/39	KRW	321,370,000	170,321
1.25% 12/10/22	KRW	164,870,000	127,362
1.25% 3/10/26	KRW	2,172,900,000	1,545,346
1.375% 9/10/24	KRW	836,330,000	619,400
1.375% 12/10/29	KRW	41,420,000	27,301
1.375% 6/10/30	KRW	368,030,000	240,179
1.5% 12/10/26	KRW	32,000,000	22,616
1.5% 12/10/30	KRW	1,148,560,000	750,257
1.5% 9/10/40	KRW	2,069,710,000	1,155,424
1.875% 3/10/24	KRW	2,060,000,000	1,559,035
1.875% 3/10/51	KRW	2,378,220,000	1,301,374
2% 9/10/22	KRW	672,950,000	522,179
2% 6/10/31	KRW	1,103,570,000	746,123
2% 3/10/49	KRW	381,850,000	218,493
2.125% 6/10/27	KRW	780,000,000	564,416
2.125% 3/10/47	KRW	29,200,000	17,383
2.25% 9/10/23	KRW	448,940,000	344,602
2.375% 12/10/27	KRW	50,660,000	36,716
2.375% 12/10/28	KRW	514,930,000	369,089
2.375% 12/10/31	KRW	600,000,000	417,679
2.375% 9/10/38	KRW	415,730,000	273,824
2.5% 3/10/52	KRW	480,000,000	306,691
2.625% 6/10/28	KRW	940,310,000	687,339
2.625% 3/10/48	KRW	622,670,000	409,516
3% 3/10/23	KRW	160,920,000	125,170
3.375% 9/10/23	KRW	41,520,000	32,290
TOTAL KOREA (SOUTH)			14,098,647
Latvia - 0.3%
Latvian Republic:
1.375% 9/23/25 (Reg. S)	EUR	100,000	101,450
2.875% 4/30/24 (Reg. S)	EUR	1,269,000	1,346,578
TOTAL LATVIA			1,448,028
Lithuania - 0.0%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	28,552
2.125% 10/22/35 (Reg. S)	EUR	57,000	54,354
TOTAL LITHUANIA			82,906
Luxembourg - 0.1%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	35,000	35,306
0% 9/14/32 (Reg. S)	EUR	360,000	304,975
TOTAL LUXEMBOURG			340,281
Malaysia - 0.7%
Malaysian Government:
3.478% 6/14/24	MYR	2,730,000	621,765
3.582% 7/15/32	MYR	2,240,000	478,326
3.757% 5/22/40	MYR	2,310,000	453,892
3.828% 7/5/34	MYR	420,000	87,924
3.899% 11/16/27	MYR	3,032,000	680,145
3.9% 11/30/26	MYR	2,999,000	678,458
3.906% 7/15/26	MYR	171,000	38,701
4.059% 9/30/24	MYR	219,000	50,451
4.065% 6/15/50	MYR	833,000	162,746
4.119% 11/30/34	MYR	831,000	177,963
4.128% 8/15/25	MYR	405,000	93,291
4.724% 6/15/33	MYR	2,083,000	476,243
4.736% 3/15/46	MYR	90,000	19,711
4.921% 7/6/48	MYR	50,000	11,158
4.935% 9/30/43	MYR	150,000	34,031
TOTAL MALAYSIA			4,064,805
Mexico - 0.7%
United Mexican States:
1.125% 1/17/30	EUR	100,000	81,039
2.875% 4/8/39	EUR	185,000	139,139
5.5% 3/4/27	MXN	19,600,000	835,031
5.75% 3/5/26	MXN	26,769,000	1,183,070
6.75% 3/9/23	MXN	5,589,000	272,960
7.5% 6/3/27	MXN	2,000,000	93,060
8% 9/5/24	MXN	17,600,000	851,411
8% 11/7/47	MXN	13,363,000	591,829
TOTAL MEXICO			4,047,539
Multi-National - 0.4%
European Stability Mechanism 0.5% 3/5/29 (Reg. S)	EUR	2,229,000	2,140,993
Netherlands - 1.0%
Dutch Government:
0% 1/15/24(Reg. S) (c)	EUR	15,000	15,594
0% 1/15/27 (Reg. S) (c)	EUR	1,052,000	1,044,215
0% 7/15/30 (Reg. S) (c)	EUR	168,000	155,698
0% 1/15/52 (Reg. S) (c)	EUR	625,000	375,860
0.25% 7/15/25 (c)	EUR	91,000	93,266
0.25% 7/15/29(Reg. S) (c)	EUR	836,000	805,635
0.5% 7/15/26(Reg. S) (c)	EUR	714,000	729,867
0.5% 7/15/32 (Reg. S) (c)	EUR	891,000	828,960
0.5% 1/15/40 (Reg. S) (c)	EUR	1,722,000	1,412,650
0.75% 7/15/27 (Reg. S) (c)	EUR	106,000	108,382
2.5% 1/15/33 (c)	EUR	80,000	89,920
4% 1/15/37 (c)	EUR	30,000	39,772
TOTAL NETHERLANDS			5,699,819
New Zealand - 0.2%
New Zealand Government:
0.5% 5/15/24	NZD	318,000	188,027
1.5% 5/15/31	NZD	962,000	495,908
1.75% 5/15/41	NZD	472,000	202,734
2.75% 4/15/25	NZD	485,000	296,276
2.75% 4/15/37 (Reg. S)	NZD	410,000	219,005
TOTAL NEW ZEALAND			1,401,950
Norway - 0.3%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (c)	NOK	1,465,000	127,367
1.375% 8/19/30 (Reg. S) (c)	NOK	368,000	32,908
1.5% 2/19/26 (Reg. S) (c)	NOK	1,153,000	111,058
1.75% 2/17/27 (Reg. S) (c)	NOK	884,000	84,912
3% 3/14/24 (c)	NOK	11,720,000	1,193,509
TOTAL NORWAY			1,549,754
Peru - 0.1%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	550,000	115,470
5.94% 2/12/29	PEN	956,000	227,512
6.15% 8/12/32	PEN	684,000	157,597
TOTAL PERU			500,579
Poland - 0.4%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	40,409
0.75% 4/25/25	PLN	830,000	155,899
1% 3/7/29 (Reg. S)	EUR	309,000	287,650
1.25% 10/25/30	PLN	396,000	57,885
1.75% 4/25/32	PLN	2,600,000	371,771
2% 3/8/49 (Reg. S)	EUR	17,000	13,654
2.5% 4/25/24	PLN	6,238,000	1,275,913
2.5% 7/25/27	PLN	1,297,000	231,781
4% 10/25/23	PLN	97,000	20,755
4% 4/25/47	PLN	96,000	13,077
TOTAL POLAND			2,468,794
Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (c)	EUR	728,000	665,616
0.9% 10/12/35 (Reg. S) (c)	EUR	734,000	622,677
1.65% 7/16/32 (Reg. S) (c)	EUR	63,000	61,368
1.95% 6/15/29 (Reg. S) (c)	EUR	458,000	480,168
2.875% 10/15/25 (Reg. S) (c)	EUR	22,000	24,230
2.875% 7/21/26(Reg. S) (c)	EUR	333,000	367,812
4.125% 4/14/27 (Reg. S) (c)	EUR	524,000	612,413
Portuguese Republic 2.25% 4/18/34 (c)	EUR	260,000	266,010
TOTAL PORTUGAL			3,100,294
Romania - 0.2%
Romanian Republic:
1.375% 12/2/29 (Reg. S)	EUR	567,000	424,844
2.5% 10/25/27	RON	4,950,000	777,648
2.875% 5/26/28 (Reg. S)	EUR	32,000	28,678
3.375% 1/28/50 (Reg. S)	EUR	54,000	33,451
4.125% 3/11/39	EUR	35,000	26,484
TOTAL ROMANIA			1,291,105
Russia - 0.1%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24 (e)(f)	RUB	52,875,000	81,716
7.05% 1/19/28 (e)(f)	RUB	3,503,000	5,414
7.25% 5/10/34 (e)(f)	RUB	7,600,000	11,745
7.4% 7/17/24 (e)(f)	RUB	189,444,000	292,777
7.6% 12/31/49 (e)(f)	RUB	4,237,000	6,548
7.65% 4/10/30 (e)(f)	RUB	29,590,000	45,730
7.7% 3/23/33 (e)(f)	RUB	2,462,000	3,805
TOTAL RUSSIA			447,735
Saudi Arabia - 0.0%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	129,820
Singapore - 0.4%
Republic of Singapore:
1.75% 2/1/23	SGD	1,010,000	724,812
2% 2/1/24	SGD	147,000	104,963
2.125% 6/1/26	SGD	271,000	190,283
2.25% 8/1/36	SGD	768,000	500,673
2.375% 7/1/39	SGD	325,000	211,239
2.625% 5/1/28	SGD	1,016,000	722,528
2.75% 4/1/42	SGD	160,000	108,671
2.75% 3/1/46	SGD	20,000	13,460
TOTAL SINGAPORE			2,576,629
Slovakia - 0.2%
Slovakia Republic:
0% 11/13/23	EUR	50,000	51,902
0.125% 6/17/27 (Reg. S)	EUR	288,000	277,266
0.25% 5/14/25 (Reg. S)	EUR	84,000	84,823
1% 10/9/30 (Reg. S)	EUR	110,000	103,895
1.625% 1/21/31 (Reg. S)	EUR	348,000	341,749
1.875% 3/9/37 (Reg. S)	EUR	185,000	169,162
3% 2/28/23 (Reg. S)	EUR	52,000	55,310
TOTAL SLOVAKIA			1,084,107
Slovenia - 0.1%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	288,000	249,941
1.1875% 3/14/29 (Reg. S)	EUR	110,000	109,899
1.25% 3/22/27 (Reg. S)	EUR	84,000	87,310
1.75% 11/3/40 (Reg. S)	EUR	89,000	79,353
2.125% 7/28/25 (Reg. S)	EUR	64,000	69,652
2.25% 3/3/32 (Reg. S)	EUR	230,000	238,298
TOTAL SLOVENIA			834,453
Spain - 4.0%
Spanish Kingdom:
0% 4/30/23	EUR	32,000	33,388
0% 5/31/24	EUR	2,574,000	2,647,521
0% 1/31/26	EUR	3,427,000	3,400,015
0% 1/31/27	EUR	420,000	407,047
0.25% 7/30/24(Reg. S) (c)	EUR	1,340,000	1,381,343
0.35% 7/30/23	EUR	179,000	186,823
0.5% 4/30/30 (Reg. S) (c)	EUR	143,000	132,563
0.5% 10/31/31 (Reg. S) (c)	EUR	756,000	668,979
0.6% 10/31/29 (Reg. S) (c)	EUR	574,000	542,626
0.7% 4/30/32 (Reg. S) (c)	EUR	140,000	124,443
0.8% 7/30/27 (Reg. S) (c)	EUR	1,203,000	1,201,999
0.85% 7/30/37 (Reg. S) (c)	EUR	1,258,000	999,828
1% 7/30/42(Reg. S) (c)	EUR	171,000	127,784
1% 10/31/50 (Reg. S) (c)	EUR	1,146,000	737,297
1.2% 10/31/40 (Reg. S) (c)	EUR	2,179,000	1,728,638
1.25% 10/31/30 (Reg. S) (c)	EUR	1,376,000	1,338,523
1.3% 10/31/26 (c)	EUR	150,000	155,270
1.4% 4/30/28 (Reg. S) (c)	EUR	100,000	102,127
1.45% 10/31/27 (c)	EUR	100,000	102,934
1.45% 4/30/29 (Reg. S) (c)	EUR	2,826,000	2,858,950
1.5% 4/30/27 (Reg. S) (c)	EUR	157,000	162,994
1.6% 4/30/25 (c)	EUR	243,000	256,667
1.85% 7/30/35 (Reg. S) (c)	EUR	480,000	457,353
1.95% 4/30/26 (Reg. S) (c)	EUR	2,712,000	2,883,915
1.95% 7/30/30 (Reg. S) (c)	EUR	26,000	26,821
2.15% 10/31/25 (Reg. S) (c)	EUR	44,000	47,257
2.35% 7/30/33 (Reg. S) (c)	EUR	292,000	300,945
2.7% 10/31/48 (c)	EUR	189,000	186,684
5.15% 10/31/28 (c)	EUR	80,000	99,769
TOTAL SPAIN			23,300,503
Sweden - 0.1%
Sweden Kingdom:
0.75% 11/12/29 (c)	SEK	265,000	24,093
2.25% 6/1/32	SEK	3,200,000	329,017
TOTAL SWEDEN			353,110
Switzerland - 0.7%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	3,872,000	3,859,629
0% 6/26/34 (Reg. S)	CHF	24,000	22,113
0% 7/24/39 (Reg. S)	CHF	383,000	323,716
1.25% 5/28/26	CHF	35,000	37,891
3.5% 4/8/33	CHF	45,000	58,651
TOTAL SWITZERLAND			4,302,000
Thailand - 0.8%
Kingdom of Thailand:
1.45% 12/17/24	THB	5,595,000	156,894
1.6% 12/17/29	THB	4,153,000	108,575
1.6% 6/17/35	THB	14,678,000	337,873
2% 6/17/42	THB	7,800,000	166,178
2.125% 12/17/26	THB	69,582,000	1,948,183
2.4% 12/17/23	THB	34,533,000	992,064
2.875% 6/17/46	THB	9,832,000	223,093
3.3% 6/17/38	THB	13,193,000	357,978
3.4% 6/17/36	THB	3,260,000	91,025
3.65% 6/20/31	THB	2,464,000	74,296
3.775% 6/25/32	THB	1,580,000	48,246
3.85% 12/12/25	THB	1,091,000	32,604
TOTAL THAILAND			4,537,009
United Kingdom - 3.3%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/23 (Reg. S)	GBP	13,000	15,688
0.125% 1/30/26 (Reg. S)	GBP	409,000	467,680
0.25% 7/31/31 (Reg. S)	GBP	1,137,000	1,160,128
0.375% 10/22/30 (Reg. S)	GBP	1,087,000	1,148,818
0.5% 1/31/29(Reg. S)	GBP	80,000	87,899
0.625% 6/7/25	GBP	34,000	39,937
0.625% 7/31/35 (Reg. S)	GBP	2,162,000	2,069,913
0.625% 10/22/50 (Reg. S)	GBP	2,155,000	1,600,411
0.75% 7/22/23(Reg. S)	GBP	392,000	471,622
0.875% 1/31/46 (Reg. S)	GBP	665,000	561,157
1% 4/22/24(Reg. S)	GBP	2,944,000	3,527,799
1.25% 7/22/27	GBP	42,000	49,498
1.25% 10/22/41 (Reg. S)	GBP	3,607,076	3,480,942
1.25% 7/31/51(Reg. S)	GBP	216,000	191,734
1.5% 7/22/47	GBP	195,000	188,333
1.625% 10/22/28	GBP	37,000	44,111
1.625% 10/22/54 (Reg. S)	GBP	769,000	746,842
1.75% 9/7/37 (Reg. S)	GBP	227,000	247,057
1.75% 1/22/49(Reg. S)	GBP	742,000	755,106
1.75% 7/22/57 (Reg. S)	GBP	1,444,000	1,449,646
4.25% 6/7/32	GBP	312,000	446,588
4.25% 9/7/39	GBP	13,000	19,343
4.25% 12/7/40	GBP	19,000	28,555
4.25% 12/7/55	GBP	30,000	50,504
TOTAL UNITED KINGDOM			18,849,311
TOTAL GOVERNMENT OBLIGATIONS (Cost $466,375,789)			387,269,203

Supranational Obligations - 3.5%
		Principal Amount (a)	Value ($)
African Development Bank:
0.125% 10/7/26	EUR	41,000	40,337
0.875% 5/24/28	EUR	87,000	86,431
1.125% 6/18/25 (Reg. S)	GBP	80,000	93,772
Asian Development Bank:
0.2% 5/25/23	EUR	130,000	135,728
1.125% 12/15/25	GBP	32,000	37,257
1.375% 3/7/25	GBP	25,000	29,565
1.625% 1/28/25	CAD	290,000	215,601
2.45% 1/17/24	AUD	65,000	44,175
3.3% 8/8/28 (Reg. S)	AUD	55,000	35,883
4.65% 2/16/27	CAD	700,000	570,822
Corporacion Andina de Fomento 1.625% 6/3/25 (Reg. S)	EUR	198,000	205,528
Council of Europe Development Bank:
0% 4/9/27 (Reg. S)	EUR	33,000	31,988
0.125% 5/25/23	EUR	23,000	23,996
0.375% 10/27/22 (Reg. S)	EUR	49,000	51,419
European Financial Stability Facility:
0% 11/17/22 (Reg. S)	EUR	79,000	82,797
0% 10/13/27 (Reg. S)	EUR	85,000	81,583
0.05% 10/17/29 (Reg. S)	EUR	23,000	21,098
0.05% 1/18/52 (Reg. S)	EUR	225,000	117,876
0.125% 10/17/23 (Reg. S)	EUR	250,000	259,745
0.625% 10/16/26 (Reg. S)	EUR	466,000	470,240
0.7% 1/20/50 (Reg. S)	EUR	176,000	121,405
0.75% 5/3/27 (Reg. S)	EUR	43,000	43,291
0.875% 4/10/35 (Reg. S)	EUR	610,000	533,633
1.25% 5/24/33 (Reg. S)	EUR	299,000	283,927
1.45% 9/5/40 (Reg. S)	EUR	1,125,000	1,002,840
European Investment Bank:
0% 6/17/27	EUR	215,000	208,224
0% 9/9/30 (Reg. S)	EUR	109,000	97,527
0.05% 10/13/34 (Reg. S)	EUR	1,627,000	1,291,071
0.125% 6/20/29 (Reg. S)	EUR	578,000	538,377
0.375% 7/16/25	EUR	577,000	588,376
0.375% 4/14/26 (Reg. S)	EUR	413,000	416,158
0.875% 12/15/23 (Reg. S)	GBP	145,000	172,770
1% 9/21/26 (Reg. S)	GBP	226,000	259,440
1% 4/14/32	EUR	736,000	696,397
1.125% 4/13/33 (Reg. S)	EUR	265,000	248,148
1.375% 3/7/25 (Reg. S)	GBP	504,000	596,582
1.5% 1/26/24	NOK	740,000	73,589
1.75% 7/30/24 (Reg. S)	CAD	69,000	51,945
1.75% 11/12/26 (Reg. S)	SEK	240,000	22,530
2.375% 1/18/23 (Reg. S)	CAD	294,000	227,905
2.7% 1/12/23	AUD	72,000	49,702
3% 9/28/22	EUR	220,000	232,326
European Stability Mechanism:
0.01% 3/4/30	EUR	35,000	31,719
0.75% 3/15/27	EUR	184,000	185,650
0.75% 9/5/28 (Reg. S)	EUR	48,000	47,334
0.875% 7/18/42 (Reg. S)	EUR	266,000	208,177
1.125% 5/3/32 (Reg. S)	EUR	47,000	44,917
1.2% 5/23/33 (Reg. S)	EUR	37,000	34,870
1.625% 11/17/36 (Reg. S)	EUR	218,000	206,269
1.85% 12/1/55 (Reg. S)	EUR	186,000	172,045
European Union:
0% 11/4/25 (Reg. S)	EUR	1,426,000	1,432,641
0% 10/4/30 (Reg. S)	EUR	169,000	151,297
0% 7/4/35 (Reg. S)	EUR	807,000	627,895
0.1% 10/4/40 (Reg. S)	EUR	946,000	654,145
0.3% 11/4/50 (Reg. S)	EUR	442,000	265,308
0.45% 7/4/41 (Reg. S)	EUR	162,000	117,554
0.875% 3/11/37 (Reg. S)	EUR	100,000	85,060
1.125% 4/4/36 (Reg. S)	EUR	94,000	84,614
1.25% 4/4/33 (Reg. S)	EUR	1,418,000	1,353,110
1.25% 2/4/43 (Reg. S)	EUR	72,000	61,039
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	360,202
1.7% 10/10/24	CAD	100,000	74,971
3.15% 6/26/29	AUD	120,000	76,445
International Bank for Reconstruction & Development:
0% 1/15/27	EUR	1,828,000	1,780,718
0.01% 4/24/28	EUR	687,000	649,328
1% 12/19/22	GBP	19,000	23,047
1% 12/21/29	GBP	248,000	271,502
1.2% 8/8/34	EUR	23,000	21,282
1.8% 7/26/24	CAD	87,000	65,635
2.2% 2/27/24	AUD	207,000	139,912
2.25% 1/17/23	CAD	93,000	71,981
2.5% 8/3/23	CAD	68,000	52,455
International Development Association 0.7% 1/17/42 (Reg. S)	EUR	207,000	158,645
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	146,195
2.8% 8/15/22	AUD	469,000	324,153
3.15% 6/26/29 (Reg. S)	AUD	90,000	57,421
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	47,808
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $25,875,939)			20,477,348

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
France - 0.1%
Engie SA 1.5% (Reg. S) (b)(g)	EUR	300,000	242,132
Suez SA 1.625% 12/31/99 (Reg. S) (b)(g)	EUR	100,000	88,851
TOTAL FRANCE			330,983
Luxembourg - 0.0%
Aroundtown SA 3.375% (Reg. S) (b)(g)	EUR	100,000	79,119
Netherlands - 0.0%
Iberdrola International BV:
1.825% 12/31/99 (Reg. S) (b)(g)	EUR	100,000	76,972
2.625% (Reg. S) (b)(g)	EUR	100,000	101,896
TOTAL NETHERLANDS			178,868
TOTAL PREFERRED SECURITIES (Cost $662,261)			588,970

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (h) (Cost $13,628,996)	13,626,271	13,628,996

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $710,226,487)	597,781,614
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(18,713,630)
NET ASSETS - 100.0%	579,067,984

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CNY	1,135,917	USD	169,667	Citibank, N. A.	7/06/22	(110)
CNY	14,549,721	USD	2,169,844	Citibank, N. A.	7/06/22	1,977
IDR	15,234,948,300	USD	1,023,565	Citigroup Global Markets, Inc.	7/06/22	(934)
EUR	7,376,000	USD	7,722,333	BNP Paribas S.A.	8/01/22	21,526
GBP	898,000	USD	1,091,180	BNP Paribas S.A.	8/01/22	2,486
JPY	163,900,000	USD	1,208,738	Brown Brothers Harriman & Co	8/01/22	1,263
USD	98,457,307	CNY	658,704,000	BNP Paribas S.A.	8/01/22	139,939
USD	2,277,074	CNY	15,286,000	Goldman Sachs Bank USA	8/01/22	(4,496)
USD	649,596	COP	2,692,900,000	State Street Bank And Trust Co	8/01/22	4,277
USD	1,872,466	CZK	44,372,000	Brown Brothers Harriman & Co	8/01/22	594
USD	1,463,373	DKK	10,371,000	HSBC Bank	8/01/22	(576)
USD	262,639,801	EUR	250,001,000	Bank of America, N.A.	8/01/22	170,649
USD	40,972,154	GBP	33,793,000	Bank of America, N.A.	8/01/22	(184,047)
USD	1,105,515	HUF	418,774,000	Canadian Imperial Bk. of Comm.	8/01/22	3,577
USD	4,276,790	IDR	63,424,800,000	JPMorgan Chase Bank, N.A.	8/01/22	20,923
USD	1,004,823	IDR	15,000,000,000	State Street Bank And Trust Co	8/01/22	(1,692)
USD	1,082,704	ILS	3,737,000	Brown Brothers Harriman & Co	8/01/22	11,181
USD	81,062,855	JPY	11,089,000,000	JPMorgan Chase Bank, N.A.	8/01/22	(580,799)
USD	14,061,032	KRW	18,044,100,000	BNP Paribas S.A.	8/01/22	56,085
USD	3,866,618	MXN	78,329,000	JPMorgan Chase Bank, N.A.	8/01/22	(8,849)
USD	3,570,051	MYR	15,735,000	Goldman Sachs Bank USA	8/01/22	364
USD	2,044,046	NOK	20,164,000	BNP Paribas S.A.	8/01/22	(4,189)
USD	1,423,193	NZD	2,291,000	Citibank, N. A.	8/01/22	(7,340)
USD	2,186,598	PLN	9,805,000	JPMorgan Chase Bank, N.A.	8/01/22	7,429
USD	820,585	RON	3,891,000	JPMorgan Chase Bank, N.A.	8/01/22	(476)
USD	6,054,285	SEK	61,731,000	BNP Paribas S.A.	8/01/22	14,145
USD	2,640,646	SGD	3,675,000	State Street Bank And Trust Co	8/01/22	(4,631)
USD	4,567,788	THB	161,300,000	JPMorgan Chase Bank, N.A.	8/01/22	(6,834)
CAD	997,000	USD	772,335	Royal Bank of Canada	8/02/22	2,184
USD	18,098,451	AUD	26,340,000	BNP Paribas S.A.	8/02/22	(86,631)
USD	31,499,995	CAD	40,557,000	Royal Bank of Canada	8/02/22	(6,684)
USD	5,631,849	CHF	5,360,000	Bank of America, N.A.	8/02/22	7,195
USD	527,983	PEN	2,000,000	JPMorgan Chase Bank, N.A.	8/02/22	7,235

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(425,259)

Unrealized Appreciation						473,029
Unrealized Depreciation						(898,288)
For the period, the average contract value for forward foreign currency contracts was $614,691,669. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,691,649 or 11.0% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	4,534,506	149,498,334	140,403,844	7,945	-	-	13,628,996	0.0%
Total	4,534,506	149,498,334	140,403,844	7,945	-	-	13,628,996

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	175,817,097	-	175,817,097	-

Government Obligations	387,269,203	-	386,821,468	447,735

Supranational Obligations	20,477,348	-	20,477,348	-

Preferred Securities	588,970	-	588,970	-

Money Market Funds	13,628,996	13,628,996	-	-
Total Investments in Securities:	597,781,614	13,628,996	583,704,883	447,735
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	473,029	-	473,029	-
Total Assets	473,029	-	473,029	-

Liabilities
Forward Foreign Currency Contracts	(898,288)	-	(898,288)	-
Total Liabilities	(898,288)	-	(898,288)	-
Total Derivative Instruments:	(425,259)	-	(425,259)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	473,029	(898,288)
Total Foreign Exchange Risk	473,029	(898,288)
Total Value of Derivatives	473,029	(898,288)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$584,152,618
Unaffiliated issuers (cost $696,597,491)
Fidelity Central Funds (cost $13,628,996)	13,628,996

Total Investment in Securities (cost $710,226,487)		$597,781,614
Receivable for investments sold		14,822,670
Unrealized appreciation on forward foreign currency contracts		473,029
Receivable for fund shares sold		72,147
Interest receivable		3,142,818
Distributions receivable from Fidelity Central Funds		2,260
Total assets		616,294,538
Liabilities
Payable to custodian bank	$87
Payable for investments purchased	21,834,801
Unrealized depreciation on forward foreign currency contracts	898,288
Payable for fund shares redeemed	14,463,663
Accrued management fee	29,715
Total Liabilities		37,226,554
Net Assets		$579,067,984
Net Assets consist of:
Paid in capital		$639,295,429
Total accumulated earnings (loss)		(60,227,445)
Net Assets		$579,067,984
Net Asset Value , offering price and redemption price per share ($579,067,984 ÷ 63,722,881 shares)		$9.09

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$3,053,015
Income from Fidelity Central Funds		7,945
Total Income		3,060,960
Expenses
Management fee	$179,548
Independent trustees' fees and expenses	897
Total expenses before reductions	180,445
Expense reductions	(1)
Total expenses after reductions		180,444
Net Investment income (loss)		2,880,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,324,568)
Forward foreign currency contracts	49,183,357
Foreign currency transactions	(4,142,242)
Total net realized gain (loss)		43,716,547
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $9)	(103,152,978)
Forward foreign currency contracts	1,607,358
Assets and liabilities in foreign currencies	(95,269)
Total change in net unrealized appreciation (depreciation)		(101,640,889)
Net gain (loss)		(57,924,342)
Net increase (decrease) in net assets resulting from operations		$(55,043,826)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,880,516	$2,123,232
Net realized gain (loss)	43,716,547	12,158,281
Change in net unrealized appreciation (depreciation)	(101,640,889)	(18,781,401)
Net increase (decrease) in net assets resulting from operations	(55,043,826)	(4,499,888)
Distributions to shareholders	(1,093,207)	(1,876,795)
Share transactions
Proceeds from sales of shares	151,209,245	471,380,646
Reinvestment of distributions	1,058,302	1,778,510
Cost of shares redeemed	(115,199,231)	(53,277,335)
Net increase (decrease) in net assets resulting from share transactions	37,068,316	419,881,821
Total increase (decrease) in net assets	(19,068,717)	413,505,138

Net Assets
Beginning of period	598,136,701	184,631,563
End of period	$579,067,984	$598,136,701

Other Information
Shares
Sold	15,938,427	47,006,798
Issued in reinvestment of distributions	111,518	177,570
Redeemed	(12,284,041)	(5,284,680)
Net increase (decrease)	3,765,904	41,899,688

Fidelity® International Bond Index Fund

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$10.22	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.046	.079	.054	.010
Net realized and unrealized gain (loss)	(.919)	(.257)	.372	(.123)
Total from investment operations	(.873)	(.178)	.426	(.113)
Distributions from net investment income	(.017)	(.062)	(.076)	(.009)
Distributions from net realized gain	-	-	-	(.008)
Total distributions	(.017)	(.062)	(.076)	(.017)
Net asset value, end of period	$9.09	$9.98	$10.22	$9.87
Total Return D,E	(8.75)%	(1.74)%	4.33%	(1.13)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06% H	.06%	.06%	.06% H
Expenses net of all reductions	.06% H	.06%	.06%	.06% H
Net investment income (loss)	.97% H	.79%	.54%	.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$579,068	$598,137	$184,632	$16,121
Portfolio turnover rate I	19% H	18%	5%	3% J

A For the period October 10, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1.  Organization.
Fidelity International Bond Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2.  Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.  Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 730,819
Gross unrealized depreciation	(113,322,281)
Net unrealized appreciation (depreciation)	$(112,591,462)
Tax cost	$709,947,817

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(34,533)
Long-term	(28,540)
Total capital loss carryforward	$(63,073)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.  Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.
5.  Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Bond Index Fund	179,778,175	53,848,506

6.  Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.  Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.  Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

9.  Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity International Bond Index Fund	37%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Bond Index Fund	56%

10.  Risks of Investing in European Countries.
There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.
11.  Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022

Fidelity® International Bond Index Fund	.06%
Actual		$ 1,000	$ 912.50	$ .28
Hypothetical- B		$ 1,000	$ 1,024.50	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9896132.102
IBI-SANN-0822
Fidelity® Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	82.9
1 - 1.99%	5.3
2 - 2.99%	7.8
3 - 3.99%	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their normal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.3%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	132,009,264	100,824,414
0.125% 2/15/52	88,277,600	68,678,927
0.25% 2/15/50	125,716,838	98,407,669
0.625% 2/15/43	135,164,010	118,858,478
0.75% 2/15/42	170,159,274	154,672,542
0.75% 2/15/45	201,555,620	179,410,917
0.875% 2/15/47	133,670,751	122,735,111
1% 2/15/46	112,270,582	105,702,298
1% 2/15/48	85,568,786	81,142,828
1% 2/15/49	65,653,884	62,768,855
1.375% 2/15/44	178,906,151	182,306,175
1.75% 1/15/28	115,216,490	122,339,247
2% 1/15/26	152,781,551	161,830,766
2.125% 2/15/40	78,230,874	90,927,792
2.125% 2/15/41	78,696,526	91,163,999
2.375% 1/15/25	220,885,980	234,072,506
2.375% 1/15/27	93,217,623	101,257,642
2.5% 1/15/29	87,324,000	130,766,112
3.375% 4/15/32	57,570,858	71,963,216
3.625% 4/15/28	126,261,144	147,520,100
3.875% 4/15/29	152,059,049	183,664,110
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	367,623,929	371,147,823
0.125% 10/15/24	297,180,386	299,014,440
0.125% 4/15/25	269,976,878	270,133,239
0.125% 10/15/25	300,752,962	300,559,994
0.125% 4/15/26	262,015,469	259,611,042
0.125% 7/15/26	329,094,666	326,501,164
0.125% 10/15/26	317,063,379	314,248,350
0.125% 4/15/27	331,657,405	326,635,123
0.125% 1/15/30	261,534,433	249,772,677
0.125% 7/15/30	362,660,801	346,061,415
0.125% 1/15/31	378,489,224	360,235,306
0.125% 7/15/31	354,034,641	336,853,476
0.125% 1/15/32	395,590,935	375,781,381
0.25% 1/15/25	277,128,344	278,826,625
0.25% 7/15/29	294,577,842	285,776,924
0.375% 7/15/23	378,885,915	385,518,010
0.375% 7/15/25	369,947,438	373,694,236
0.375% 1/15/27	241,705,054	240,866,934
0.375% 7/15/27	330,149,905	329,053,338
0.5% 4/15/24	230,299,411	233,482,958
0.5% 1/15/28	325,136,906	323,029,814
0.625% 1/15/24	426,313,738	433,593,880
0.625% 1/15/26	248,184,935	251,006,577
0.75% 7/15/28	274,205,185	276,277,909
0.875% 1/15/29	249,308,058	251,745,987
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $10,971,934,512)		10,410,442,326

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (b) (Cost $9,857,792)	9,855,821	9,857,792

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $10,981,792,304)	10,420,300,118
NET OTHER ASSETS (LIABILITIES) - 0.6%	59,869,760
NET ASSETS - 100.0%	10,480,169,878

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	42,519,434	462,699,963	495,361,605	23,166	-	-	9,857,792	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	-	581,451,031	581,451,031	73,245	-	-	-	0.0%
Total	42,519,434	1,044,150,994	1,076,812,636	96,411	-	-	9,857,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	10,410,442,326	-	10,410,442,326	-

Money Market Funds	9,857,792	9,857,792	-	-
Total Investments in Securities:	10,420,300,118	9,857,792	10,410,442,326	-

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$10,410,442,326
Unaffiliated issuers (cost $10,971,934,512)
Fidelity Central Funds (cost $9,857,792)	9,857,792

Total Investment in Securities (cost $10,981,792,304)		$10,420,300,118
Receivable for investments sold		102,388,266
Receivable for fund shares sold		77,857,607
Interest receivable		25,024,975
Distributions receivable from Fidelity Central Funds		20,994
Other receivables		14,132
Total assets		10,625,606,092
Liabilities
Payable for investments purchased	$118,292,391
Payable for fund shares redeemed	26,681,838
Accrued management fee	447,853
Other payables and accrued expenses	14,132
Total Liabilities		145,436,214
Net Assets		$10,480,169,878
Net Assets consist of:
Paid in capital		$10,664,743,588
Total accumulated earnings (loss)		(184,573,710)
Net Assets		$10,480,169,878
Net Asset Value , offering price and redemption price per share ($10,480,169,878 ÷ 1,032,104,662 shares)		$10.15

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$458,505,978
Income from Fidelity Central Funds (including $73,245 from security lending)		96,411
Total Income		458,602,389
Expenses
Management fee	$2,839,880
Independent trustees' fees and expenses	17,350
Total expenses before reductions	2,857,230
Expense reductions	(11)
Total expenses after reductions		2,857,219
Net Investment income (loss)		455,745,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(69,784,737)
Total net realized gain (loss)		(69,784,737)
Change in net unrealized appreciation (depreciation) on investment securities		(1,447,859,789)
Net gain (loss)		(1,517,644,526)
Net increase (decrease) in net assets resulting from operations		$(1,061,899,356)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$455,745,170	$531,096,655
Net realized gain (loss)	(69,784,737)	20,227,079
Change in net unrealized appreciation (depreciation)	(1,447,859,789)	33,076,734
Net increase (decrease) in net assets resulting from operations	(1,061,899,356)	584,400,468
Distributions to shareholders	-	(530,589,842)
Share transactions
Proceeds from sales of shares	3,107,165,514	5,490,931,795
Reinvestment of distributions	-	490,863,198
Cost of shares redeemed	(3,336,933,029)	(3,214,302,911)
Net increase (decrease) in net assets resulting from share transactions	(229,767,515)	2,767,492,082
Total increase (decrease) in net assets	(1,291,666,871)	2,821,302,708

Net Assets
Beginning of period	11,771,836,749	8,950,534,041
End of period	$10,480,169,878	$11,771,836,749

Other Information
Shares
Sold	289,934,251	487,159,950
Issued in reinvestment of distributions	-	44,221,970
Redeemed	(312,949,070)	(286,850,319)
Net increase (decrease)	(23,014,819)	244,531,601

Fidelity® Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$11.04	$10.08	$9.49	$9.84	$9.68
Income from Investment Operations
Net investment income (loss) A,B	.429	.593	.157	.233	.262	.219
Net realized and unrealized gain (loss)	(1.439)	.058	.940	.555	(.398)	.068
Total from investment operations	(1.010)	.651	1.097	.788	(.136)	.287
Distributions from net investment income	-	(.531)	(.027)	(.041)	(.031)	(.013)
Distributions from net realized gain	-	-	(.110)	(.157)	(.183)	(.108)
Tax return of capital	-	-	-	-	-	(.006)
Total distributions	-	(.531)	(.137)	(.198)	(.214)	(.127)
Net asset value, end of period	$10.15	$11.16	$11.04	$10.08	$9.49	$9.84
Total Return C,D	(9.05)%	5.93%	10.90%	8.31%	(1.37)%	2.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05% G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05% G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05% G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	8.09% G	5.27%	1.47%	2.34%	2.71%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$10,480,170	$11,771,837	$8,950,534	$7,066,927	$4,929,939	$1,441,076
Portfolio turnover rate H	34% G	22%	31%	33%	41% I,J	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than.005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
Fidelity Inflation-Protected Bond Index Fund	$14,132
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily dueto market discount, deferred Trustee compensation, capital loss carryforwards, and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$64,675,817
Gross unrealized depreciation	(620,447,772)
Net unrealized appreciation (depreciation)	$(555,771,955)
Tax cost	$10,976,072,073
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
No expiration
Short-term	$(4,627,152)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period there were no interfund trades.
Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Inflation-Protected Bond Index Fund	86,408
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Inflation-Protected Bond Index Fund	$7,729	$-	$-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022

Fidelity® Inflation-Protected Bond Index Fund	.05%
Actual		$ 1,000	$ 909.50	$ .24
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.939241.109
PIB-I-PIB-AI-SANN-0822
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Investment Summary June 30, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	92.2
2 - 2.99%	7.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their normal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.9%

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	121,092,565	128,264,849
2.375% 1/15/25	210,434,479	222,997,068
2.375% 1/15/27	147,217,411	159,914,911
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/22	449,890,277	451,308,422
0.125% 1/15/23	376,236,341	382,535,990
0.125% 7/15/24	368,213,238	371,742,781
0.125% 10/15/24	283,053,531	284,800,400
0.125% 4/15/25	214,149,593	214,273,621
0.125% 10/15/25	490,961,382	490,646,373
0.125% 4/15/26	255,408,776	253,064,977
0.125% 7/15/26	390,166,311	387,091,520
0.125% 10/15/26	339,191,658	336,180,165
0.125% 4/15/27	370,311,518	364,703,897
0.25% 1/15/25	426,060,829	428,671,788
0.375% 7/15/23	379,725,096	386,371,879
0.375% 7/15/25	383,320,927	387,203,172
0.375% 1/15/27	266,346,999	265,423,432
0.5% 4/15/24	200,169,684	202,936,733
0.625% 4/15/23	327,146,370	332,697,282
0.625% 1/15/24	511,098,213	519,826,216
0.625% 1/15/26	108,835,647	110,073,011
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $6,928,317,347)		6,680,728,487

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (b) (Cost $7,657,603)	7,656,071	7,657,603

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,935,974,950)	6,688,386,090
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,166,856
NET ASSETS - 100.0%	6,689,552,946

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	25,579,301	1,136,052,797	1,153,974,495	98,045	-	-	7,657,603	0.0%
Total	25,579,301	1,136,052,797	1,153,974,495	98,045	-	-	7,657,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	6,680,728,487	-	6,680,728,487	-

Money Market Funds	7,657,603	7,657,603	-	-
Total Investments in Securities:	6,688,386,090	7,657,603	6,680,728,487	-

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$6,680,728,487
Unaffiliated issuers (cost $6,928,317,347)
Fidelity Central Funds (cost $7,657,603)	7,657,603

Total Investment in Securities (cost $6,935,974,950)		$6,688,386,090
Receivable for investments sold		247,297,974
Receivable for fund shares sold		1,063,916
Interest receivable		11,821,687
Distributions receivable from Fidelity Central Funds		19,570
Total assets		6,948,589,237
Liabilities
Payable for investments purchased	$172,295,439
Payable for fund shares redeemed	86,735,210
Other payables and accrued expenses	5,642
Total Liabilities		259,036,291
Net Assets		$6,689,552,946
Net Assets consist of:
Paid in capital		$6,783,242,778
Total accumulated earnings (loss)		(93,689,832)
Net Assets		$6,689,552,946
Net Asset Value , offering price and redemption price per share ($6,689,552,946 ÷ 674,875,833 shares)		$9.91

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$177,124,362
Income from Fidelity Central Funds		98,045
Total Income		177,222,407
Expenses
Custodian fees and expenses	10,488
Independent trustees' fees and expenses	7,500
Total expenses before reductions	17,988
Expense reductions	(2)
Total expenses after reductions		17,986
Net Investment income (loss)		177,204,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22,710,593)
Total net realized gain (loss)		(22,710,593)
Change in net unrealized appreciation (depreciation) on investment securities		(242,492,692)
Net gain (loss)		(265,203,285)
Net increase (decrease) in net assets resulting from operations		$(87,998,864)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	For the period August 13, 2021 (commencement of operations) through December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,204,421	$23,413,586
Net realized gain (loss)	(22,710,593)	68,661
Change in net unrealized appreciation (depreciation)	(242,492,692)	(5,096,168)
Net increase (decrease) in net assets resulting from operations	(87,998,864)	18,386,079
Distributions to shareholders	-	(24,077,069)
Distributions to shareholders from tax return of capital	-	(3,584,592)
Total Distributions	-	(27,661,661)
Share transactions
Proceeds from sales of shares	4,225,654,753	5,237,160,550
Reinvestment of distributions	-	27,661,661
Cost of shares redeemed	(1,648,091,411)	(1,055,558,161)
Net increase (decrease) in net assets resulting from share transactions	2,577,563,342	4,209,264,050
Total increase (decrease) in net assets	2,489,564,478	4,199,988,468

Net Assets
Beginning of period	4,199,988,468	-
End of period	$6,689,552,946	$4,199,988,468

Other Information
Shares
Sold	421,375,483	519,739,470
Issued in reinvestment of distributions	-	2,768,935
Redeemed	(164,348,814)	(104,659,241)
Net increase (decrease)	257,026,669	417,849,164

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.318	.127
Net realized and unrealized gain (loss)	(.458)	.005 D
Total from investment operations	(.140)	.132
Distributions from net investment income	-	(.071)
Tax return of capital	-	(.011)
Total distributions	-	(.082)
Net asset value, end of period	$9.91	$10.05
Total Return E,F	(1.39)%	1.33%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-% J
Expenses net of fee waivers, if any I	-% J	-% J
Expenses net of all reductions I	-% J	-% J
Net investment income (loss)	6.45% J	3.33% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,689,553	$4,199,988
Portfolio turnover rate K	19% J,L	33% L

A For the period August 13, 2021 (commencement of operations) through December 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Investment Summary June 30, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	76.5
1 - 1.99%	10.9
2 - 2.99%	5.5
3 - 3.99%	7.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their normal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.7%

Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	197,614,130	150,931,293
0.125% 2/15/52	150,902,768	117,400,566
0.25% 2/15/50	203,119,799	158,996,569
0.625% 2/15/43	193,646,890	170,286,267
0.75% 2/15/42	355,315,216	322,976,858
0.75% 2/15/45	309,067,584	275,110,655
0.875% 2/15/47	251,953,838	231,341,428
1% 2/15/46	184,865,221	174,049,858
1% 2/15/48	136,157,846	129,115,220
1% 2/15/49	132,396,945	126,579,025
1.375% 2/15/44	240,552,798	245,124,387
1.75% 1/15/28	240,649,958	255,527,092
2.125% 2/15/40	110,939,206	128,944,708
2.125% 2/15/41	152,030,440	176,115,816
2.375% 1/15/27	119,133	129,408
2.5% 1/15/29	150,438,666	167,298,531
3.375% 4/15/32	86,625,036	108,280,758
3.625% 4/15/28	187,006,489	218,493,315
3.875% 4/15/29	224,327,546	270,953,419
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/30	485,721,572	463,877,648
0.125% 7/15/30	595,482,722	568,226,820
0.125% 1/15/31	497,535,399	473,540,077
0.125% 7/15/31	621,779,629	591,604,902
0.125% 1/15/32	654,680,574	621,896,883
0.25% 7/15/29	537,937,163	521,865,551
0.375% 1/15/27	46,198	46,038
0.375% 7/15/27	509,969,165	508,275,343
0.5% 1/15/28	481,968,077	478,844,620
0.75% 7/15/28	521,165,723	525,105,229
0.875% 1/15/29	337,346,061	340,644,894
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $9,978,024,228)		8,521,583,178

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (b) (Cost $4,902,681)	4,901,700	4,902,681

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $9,982,926,909)	8,526,485,859
NET OTHER ASSETS (LIABILITIES) - 0.2%	16,734,008
NET ASSETS - 100.0%	8,543,219,867

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	7,435	228,006,872	223,111,626	13,877	-	-	4,902,681	0.0%
Total	7,435	228,006,872	223,111,626	13,877	-	-	4,902,681

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	8,521,583,178	-	8,521,583,178	-

Money Market Funds	4,902,681	4,902,681	-	-
Total Investments in Securities:	8,526,485,859	4,902,681	8,521,583,178	-

Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$8,521,583,178
Unaffiliated issuers (cost $9,978,024,228)
Fidelity Central Funds (cost $4,902,681)	4,902,681

Total Investment in Securities (cost $9,982,926,909)		$8,526,485,859
Receivable for investments sold		69,175,388
Receivable for fund shares sold		9,356,878
Interest receivable		23,719,436
Distributions receivable from Fidelity Central Funds		5,836
Total assets		8,628,743,397
Liabilities
Payable for fund shares redeemed	85,515,660
Other payables and accrued expenses	7,870
Total Liabilities		85,523,530
Net Assets		$8,543,219,867
Net Assets consist of:
Paid in capital		$9,801,536,092
Total accumulated earnings (loss)		(1,258,316,225)
Net Assets		$8,543,219,867
Net Asset Value , offering price and redemption price per share ($8,543,219,867 ÷ 993,543,958 shares)		$8.60

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$291,729,978
Income from Fidelity Central Funds		13,877
Total Income		291,743,855
Expenses
Custodian fees and expenses	15,451
Independent trustees' fees and expenses	11,116
Interest	985
Total Expenses		27,552
Net Investment income (loss)		291,716,303
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(90,844,246)
Total net realized gain (loss)		(90,844,246)
Change in net unrealized appreciation (depreciation) on investment securities		(1,503,033,281)
Net gain (loss)		(1,593,877,527)
Net increase (decrease) in net assets resulting from operations		$(1,302,161,224)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	For the period August 13, 2021 (commencement of operations) through December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$291,716,303	$45,631,074
Net realized gain (loss)	(90,844,246)	(477,904)
Change in net unrealized appreciation (depreciation)	(1,503,033,281)	46,592,231
Net increase (decrease) in net assets resulting from operations	(1,302,161,224)	91,745,401
Distributions to shareholders	(796,764)	(47,103,637)
Share transactions
Proceeds from sales of shares	4,608,773,441	7,482,341,659
Reinvestment of distributions	796,701	47,103,637
Cost of shares redeemed	(1,981,646,407)	(355,832,940)
Net increase (decrease) in net assets resulting from share transactions	2,627,923,735	7,173,612,356
Total increase (decrease) in net assets	1,324,965,747	7,218,254,120

Net Assets
Beginning of period	7,218,254,120	-
End of period	$8,543,219,867	$7,218,254,120

Other Information
Shares
Sold	488,569,015	743,342,521
Issued in reinvestment of distributions	83,512	4,734,034
Redeemed	(207,889,015)	(35,296,109)
Net increase (decrease)	280,763,512	712,780,446

Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.343	.158
Net realized and unrealized gain (loss)	(1.872)	.061
Total from investment operations	(1.529)	.219
Distributions from net investment income	-	(.089)
Distributions from net realized gain	(.001)	-
Total distributions	(.001)	(.089)
Net asset value, end of period	$8.60	$10.13
Total Return D	(15.09)%	2.21%
Ratios to Average Net Assets C,E,F
Expenses before reductions G	-% H	-% H
Expenses net of fee waivers, if any G	-% H	-% H
Expenses net of all reductions G	-% H	-% H
Net investment income (loss)	7.44% H	4.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,543,220	$7,218,254
Portfolio turnover rate I	40% H,J	31% J

A For the period August 13, 2021 (commencement of operations) through December 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due tolosses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$6,941,619,363	$894,909	$(254,128,182)	$(253,233,273)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10,002,996,819	-	(1,476,510,960)	(1,476,510,960)
For the period ended December 31, 2021, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	Borrower	$29,921,500.32%		$985
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	168,043,611	1,682,449,262
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	121,238,925	1,140,434,136
Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	333,742,519	3,362,635,876
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	333,474,551	3,349,047,218
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.
Custodian credits
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$2
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	-%- D
Actual		$ 1,000	$ 986.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	-%- D
Actual		$ 1,000	$ 849.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9901940.100
SYI-SANN-0822

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022